UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7739

Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)

50 Division Street, Somerville, NJ			08876
(Address of principal executive offices)			(Zip code)

David R. Loevner, President 50 Division Street, Somerville, NJ 08876
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(877) 435-8105

Date of fiscal year end:	10/31/2008

Date of reporting period:	10/31/2008

Item 1.

Annual Report	October 31, 2008

Mutual Funds for Individual Investors

•    Emerging Markets Portfolio

•    International Equity Portfolio

•    International Small Companies Portfolio

•    Global Equity Portfolio

Harding, Loevner Funds, Inc.

P.O. Box 642, OPS 22

Boston, MA 02117-0642

(877) 435-8105 • www.hardingloevner.com

Harding, Loevner Funds, Inc.

Table of Contents

Expense Example	3

Performance Information and Statements of Net Assets

Emerging Market Portfolio	4

International Equity Portfolio	11

International Small Companies	18

Global Equity Portfolio	25

Statements of Operations	31

Statements of Changes in Net Assets	33

Financial Highlights	37

Notes to Financial Statements	41

Report of Independent Registered Public Accounting Firm	49

Supplemental Tax Information	50

Approval of Investment Adviser Agreement	51

Directors and Principal Officers	54

Supplemental Information	59

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

This Page Intentionally Left Blank

Harding, Loevner Funds, Inc.

Expense Example

October 31, 2008 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2008 and held for the entire six month period from May 1, 2008 to October 31, 2008 for the Emerging Markets Portfolio, International Equity Portfolio, Investor Class, International Small Companies and Global Equity Portfolio from May 1, 2008 to October 31, 2008.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2008 to October 31, 2008)
Emerging Markets Portfolio
Actual	$1,000.00	$496.70	1.65%	$6.21
Hypothetical (5% annual return before expenses)	1,000.00	1,016.84	1.65%	8.37
International Equity Portfolio, Investor Class
Actual	1,000.00	596.80	1.25%	5.00
Hypothetical (5% annual return before expenses)	1,000.00	1,018.87	1.25%	6.33
International Small Companies Portfolio
Actual	1,000.00	566.60	1.75%	6.89
Hypothetical (5% annual return before expenses)	1,000.00	1,016.34	1.75%	8.87
Global Equity Portfolio
Actual	1,000.00	651.90	1.25%	5.19
Hypothetical (5% annual return before expenses)	1,000.00	1,018.85	1.25%	6.34

*  Expenses are calculated using each Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (184 days), and divided by the number of days in the year (366 days).

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio — Overview
(unaudited)
October 31, 2008

	Returns for the Year Ended October 31, 2008
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	Inception	5 YR	Inception
Emerging Markets Portfolio (Inception date 11/9/98)	(54.17)%	65.70%	236.58%	10.63%	12.93%
MSCI Emerging Markets (Net dividend)	(56.35)%	57.49%	139.84%	9.51%	9.16%
Lipper Emerging Markets Funds Index	(56.43)%	51.95%	132.81%	8.73%	8.84%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevner.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

4

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio — Overview

October 31, 2008

The Emerging Markets Portfolio suffered a loss of (54.17)% for the fiscal year ending October 31, 2008, as compared to a loss of (56.35)% for its benchmark, the MSCI Emerging Markets Index.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in the securities of emerging markets companies that exhibited the fundamental characteristics of growth, financial strength, management quality, and durable competitive advantage.

The Portfolio benefited from favorable sector allocations this year. Our cautious economic outlook and focus on companies with strong pricing power led us to overweight the economically-defensive Consumer Staples and Health Care sectors compared to the benchmark and to remain significantly underweight the economically-sensitive Energy and Materials sectors.

To a lesser degree, stock selection also enhanced our performance relative to the benchmark. Our holdings in Financials, Industrials, Information Technology, and Materials outperformed overall. Strong stocks in these sectors included Banco Santander Chile, China Insurance International, Orascom Construction, Jiangsu Expressway, Delta Electronics, and Israel Chemicals.

The Portfolio's performance was hurt by weaker stock selection in the Consumer Discretionary, Consumer Staples, and Telecom Services sectors, where the disappointments included Central European Media, China Mengniu, and VimpelCom.

From a geographic perspective, while some of the Portfolio's regional tilts differ substantially from the benchmark, this had little impact on relative performance overall. The key exception was China, where our underweight due to concerns about its market valuation and economic outlook boosted returns.

Bold indicates companies held in the Portfolio during the fiscal year. The Portfolio is actively managed; therefore holdings may not be current. Portfolio holdings and sector allocations are subjects to change at any time and are not recommendations to buy or sell any security. Current and future holdings are subject to risk. Please refer to the Schedule of Investments in this report for complete fund holdings.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. The portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Index consists of 25 emerging market countries. Net dividends are reinvested.

It is not possible to invest directly in an index.

5

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
October 31, 2008

Industry	Percentage of Net Assets
Airlines	0.8%
Automotive	1.0
Banks	15.7
Beverages, Food & Tobacco	3.4
Building Materials	1.9
Chemicals	3.5
Coal	0.2
Commercial Services & Supplies	3.8
Communications	11.3
Electric Utilities	3.0
Electrical Equipment	5.1
Electronics	1.5
Engineering & Construction	1.6
Financial Services	3.9
Food Retailers	0.8
Health Care Providers & Services	1.8
Holding Companies-Diversified	2.6
Home Construction, Furnishings & Appliances	0.8
Household Products	1.2
Insurance	3.3
Metals & Mining	4.3
Oil & Gas	10.6
Pharmaceuticals	3.5
Real Estate	0.7
Retailers	2.9
Semiconductors	5.3
Transportation	0.8
Total Investments	95.3
Other Assets Less Liabilities	4.7 *
Net Assets	100.0%

*  Breakout of other assets and liabilities may be found on page 10.

See Notes to Financial Statements
6

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
October 31, 2008 (continued)

	Shares	Value (1)
Common Stocks - 95.1%
Brazil - 10.1%
All America Latina Logistica SA (Transportation)	1,803,300	$8,406,799
Anhanguera Educacional Participacoes SA (Commercial Services & Supplies)#	758,782	5,600,242
Banco Itau Holding Financeira SA - ADR (Banks)	1,762,871	19,497,353
Companhia Vale do Rio Doce - ADR (Metals & Mining)	1,982,500	26,010,400
Cyrela Brazil Realty SA (Real Estate)	1,624,092	7,946,169
JBS SA (Beverages, Food & Tobacco)	2,701,700	4,925,786
Petroleo Brasileiro SA - ADR (Oil & Gas)	1,248,684	33,577,113
Wilson Sons Ltd. - ADR (Commercial Services & Supplies)	872,606	3,906,890
		109,870,752
Chile - 3.7%
Banco Santander - ADR (Banks)	340,744	12,198,635
Lan Airlines SA - Sponsored ADR (Airlines)	858,000	8,657,220
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	862,100	19,742,090
		40,597,945
China - 11.7%
Anhui Conch Cement Co., Ltd. (Building Materials)*	4,376,000	14,087,164
ASM Pacific Technology Ltd. (Electrical Equipment)	2,780,500	9,241,637
China Communications Construction Co., Ltd. - Class H (Engineering & Construction)	4,515,000	3,154,001
China Insurance International Holdings Co., Ltd. (Insurance)#	9,147,000	14,291,606
China Mobile Ltd. - Sponsored ADR (Communications)	669,461	29,382,643
China Resources Enterprise (Financial Services)	9,734,000	19,104,673
Hengan International Group Co., Ltd. (Health Care Providers & Services)	7,089,000	19,992,831
Jiangsu Expressway Co., Ltd. - Class H (Commercial Services & Supplies)	25,174,000	17,648,147
		126,902,702
Colombia - 0.8%
BanColombia SA - Sponsored ADR (Banks)	449,000	8,768,970
Czech Republic - 1.9%
CEZ (Electric Utilities)	472,100	20,492,972
Egypt - 1.3%
Orascom Construction Industries - GDR, Reg. S (Commercial Services & Supplies)	201,550	13,663,574
Greece - 0.8%
Coca Cola Hellenic Bottling Co. SA (Beverages, Food & Tobacco)*	599,900	8,416,497
Hungary - 0.6%
Richter Gedeon Nyrt (Pharmaceuticals)	44,600	6,126,948
India - 9.3%
Axis Bank Ltd. (Banks)	1,070,000	12,662,752
Bharti Airtel-Ventures Ltd. (Communications)*	2,172,608	29,107,198
HDFC Bank Ltd. - ADR (Banks)	303,797	19,929,083
Hindustan Unilever Ltd. (Household Products)	2,942,000	13,286,086
Larsen & Toubro Ltd. (Engineering & Construction)	826,000	13,684,529
NTPC Ltd. (Electric Utilities)	4,362,500	12,588,327
		101,257,975

See Notes to Financial Statements
7

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
October 31, 2008 (continued)

	Shares	Value (1)
Indonesia - 2.5%
PT Astra International Tbk (Retailers)	5,785,000	$5,027,588
PT Bank Rakyat Indonesia (Banks)	24,742,500	7,997,601
PT Bumi Resources Tbk (Coal)	11,382,000	1,658,984
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	601,550	12,055,062
		26,739,235
Israel - 3.7%
Israel Chemicals Ltd. (Chemicals)	1,889,900	18,816,523
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	508,100	21,787,328
		40,603,851
Luxembourg - 1.0%
Millicom International Cellular SA (Communications)	281,400	11,256,000
Malaysia - 2.9%
Public Bank berhad (Banks)	721,900	1,707,337
Public Bank berhad (Banks)	5,312,000	12,574,054
Sime Darby Berhad (Holding Companies-Diversified)	9,621,139	16,919,769
		31,201,160
Mexico - 4.6%
America Movil SA de CV, Series L - ADR (Communications)	530,200	16,404,388
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	5,559,540	10,628,691
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)*	6,555,700	9,170,593
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	524,307	13,946,566
		50,150,238
Peru - 1.0%
Credicorp Ltd. (Banks)	262,000	10,288,740
Philippines - 0.5%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	137,115	5,608,003
Poland - 2.0%
Bank Pekao SA (Banks)#	210,000	9,549,637
Central European Distribution Corp. (Beverages, Food & Tobacco)*	412,900	11,887,391
		21,437,028
Russia - 6.6%
Lukoil - Sponsored ADR (Oil & Gas)	406,394	15,524,251
OAO Gazprom - Sponsored ADR (Oil & Gas)	1,684,785	33,998,946
Sberbank of Russia (Banks)	13,195,758	14,076,694
Wimm-Bill-Dann Foods - ADR (Food Retailers)*	36,149	1,588,387
X 5 Retail Group NV - GDR, Reg. S (Food Retailers)*	668,585	6,891,820
		72,080,098
South Africa - 7.2%
Impala Platinum Holdings Ltd. (Metals & Mining)	1,024,416	10,751,599
MTN Group Ltd. (Communications)	1,647,300	18,589,921
Murray & Roberts Holdings Ltd. (Building Materials)	943,000	6,436,151
SABMiller plc (Beverages, Food & Tobacco)	704,700	11,298,141
Sasol Ltd. (Oil & Gas)	744,820	22,310,451
Standard Bank Group Ltd. (Banks)	1,100,000	8,791,808
		78,178,071

See Notes to Financial Statements
8

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
October 31, 2008 (continued)

	Shares	Value (1)
South Korea - 10.6%
Hankook Tire Co., Ltd. (Automotive)	1,157,400	$11,120,372
KB Financial Group Inc. - ADR (Banks)*	266,428	6,556,793
LG Corp. (Holding Companies-Diversified)	297,000	11,785,124
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	51,559	6,524,516
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	171,720	35,756,957
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	164,700	21,813,877
Shinsegae Co., Ltd. (Retailers)	34,200	12,066,501
Taewoong Co., Ltd. (Metals & Mining)	201,000	9,766,990
		115,391,130
Taiwan - 7.2%
Delta Electronics (Electrical Equipment)	11,327,227	26,139,029
MediaTek Inc. (Semiconductors)	1,723,150	15,377,765
Synnex Technology International Corp. (Electronics)	12,735,500	16,764,777
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	13,178,279	19,499,396
		77,780,967
Thailand - 2.1%
PTT Exploration & Production plc (Oil & Gas)	3,158,200	7,704,026
Siam Commercial Bank-Alien (Banks)	10,215,500	15,301,391
		23,005,417
Turkey - 2.1%
Haci Omer Sabanci Holding AS (Financial Services)	5,276,900	12,835,856
Turkiye Is Bankasi (Banks)	3,713,698	10,481,608
		23,317,464
United Kingdom - 0.9%
Hikma Pharmaceuticals plc (Pharmaceuticals)	1,945,200	10,143,951
Total Common Stocks (Cost $1,275,241,167)		1,033,279,688
Preferred Stocks - 0.2%
Russia - 0.2%
Transneft (Oil & Gas)	5,000	1,678,020
Total Preferred Stocks (Cost $4,624,909)		1,678,020
Rights - 0.0%
Brazil - 0.0%
Anhanguera Educacional Participacoes SA (Commercial Services & Supplies)*,#	22,217	—
Total Investments - 95.3% (Cost $1,279,866,076)		$1,034,957,708

See Notes to Financial Statements
9

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
October 31, 2008 (continued)

Value (1)
Liabilities, Net of Other Assets - 4.7%
Cash	$46,724,931
Receivable for securities sold	3,257,641
Dividends and interest receivable	1,887,603
Foreign currency (cost $594,184)	585,429
Receivable for Fund shares sold	1,946,097
Tax reclaim receivable	125,482
Prepaid expenses	1,284
Payable to Investment Advisor	(905,158)
Payable for Fund shares redeemed	(1,427,817)
Other liabilities	(1,029,191)
51,166,301
Net Assets - 100%
Applicable to 39,163,087 outstanding $.001 par value shares (authorized 500,000,000 shares)	$1,086,124,009
Net Asset Value, Offering Price and Redemption Price Per Share	$27.73
Components of Net Assets as of October 31, 2008 were as follows:
Paid-in capital	$1,318,928,331
Accumulated undistributed net investment income	36,583,212
Accumulated net realized gain (loss) from investment transactions	(24,369,610)
Net unrealized appreciation (depreciation) on assets and liabilities denominated in foreign currencies (Note 4)	(245,017,924)
$1,086,124,009

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933.

(1)  See Note 2 to Financial Statements.

#  Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio's Board of Directors.

*  Non-income producing security.

See Notes to Financial Statements
10

Harding, Loevner Funds, Inc.

International Equity Portfolio — Overview
(unaudited)
October 31, 2008

	Returns for the Year Ended October 31, 2008
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	Inception	5 YR	Inception
International Equity Investor Class (Inception date 09/30/05)	(42.46)%	N/A	(13.75)%	N/A	(4.68)%
MSCI All Country World ex-US (Net dividend)	(48.53)%	N/A	(15.40)%	N/A	(5.27)%
Lipper International Fund Index	(46.77)%	N/A	(15.17)%	N/A	(5.19)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevner.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

11

Harding, Loevner Funds, Inc.

International Equity Portfolio — Overview

October 31, 2008

The International Equity Portfolio lost (42.46) % in the fiscal year ending October 31, 2008. In comparison, the benchmark MSCI All Country World ex-US Index fell (48.53) %.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in the securities of non-US companies that exhibited the fundamental characteristics of growth, financial strength, management quality, and durable competitive advantage.

The Portfolio benefited from having nearly three times the benchmark weight in Health Care companies and nearly twice the benchmark weight in Consumer Staples (two of the best-performing sectors in the benchmark this year). Our longstanding underweight in Financials helped performance as well. Our holdings in the health care equipment (Alcon, Synthes), capital goods (Fanuc, Kubota), semiconductor (Taiwan Semiconductor), tech hardware (Keyence), energy (BG Group, EnCana), and materials (Air Liquide) groups all performed better than their peers.

Results within the Consumer Staples sector were hurt by our holdings in food-ingredient producers (i.e., agricultural commodity processors Bunge and Olam International). We also suffered from our holdings in banks with significant Eastern European businesses, including Poland's Bank Pekao and Austria's Erste Bank.

Bold indicates companies held in the Portfolio during the fiscal year. The Portfolio is actively managed; therefore holdings may not be current. Portfolio holdings and sector allocations are subjects to change at any time and are not recommendations to buy or sell any security. Current and future holdings are subject to risk. Please refer to the Schedule of Investments in this report for complete fund holdings.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. The portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

The MSCI All Country World ex-US Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the US. The Index consists of 48 developed and emerging market countries. Net dividends are reinvested.

It is not possible to invest directly in an index.

12

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2008

Industry	Percentage of Net Assets
Banks	7.4%
Beverages, Food & Tobacco	13.4
Chemicals	5.3
Commercial Services & Supplies	6.9
Communications	5.1
Computer Software & Processing	3.0
Computers & Information	0.6
Cosmetics & Personal Care	2.2
Electrical Equipment	8.5
Electronics	2.1
Financial Services	1.4
Health Care Providers & Services	1.6
Heavy Machinery	1.9
Holding Companies-Diversified	2.0
Insurance	2.5
Machinery - Diversified	2.5
Media	1.8
Medical Supplies	7.6
Oil & Gas	13.0
Pharmaceuticals	3.8
Real Estate	1.4
Retailers	2.1
Semiconductors	1.8
Total Investments	97.9
Other Assets Less Liabilities	2.1 *
Net Assets	100.0%

*  Breakout of other assets and liabilities may be found on page 17.

See Notes to Financial Statements
13

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2008 (continued)

	Shares	Value (1)
Common Stocks - 96.8%
Australia - 2.4%
Cochlear Ltd. (Medical Supplies)	129,810	$4,940,267
Austria - 1.8%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	136,020	3,681,727
Bermuda - 2.1%
Bunge Ltd. (Beverages, Food & Tobacco)	113,280	4,351,085
Canada - 3.9%
EnCana Corp. (Oil & Gas)	72,782	3,705,332
Imperial Oil Ltd. (Oil & Gas)	120,290	4,263,077
		7,968,409
Finland - 1.8%
Nokia Oyj - Sponsored ADR (Communications)	240,700	3,653,826
France - 14.4%
Air Liquide (Chemicals)	86,102	7,421,212
Dassault Systemes SA (Computer Software & Processing)	149,300	6,163,643
L'Oreal SA (Cosmetics & Personal Care)	59,470	4,495,664
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	56,830	3,791,698
Schlumberger Ltd. (Oil & Gas)	76,000	3,925,400
Schneider Electric SA (Electrical Equipment)	58,050	3,491,936
		29,289,553
Germany - 5.7%
Allianz SE (Insurance)	35,680	2,672,041
Fresenius AG (Health Care Providers & Services)	54,370	3,193,198
Qiagen NV (Commercial Services & Supplies)*	398,220	5,814,606
		11,679,845
Hong Kong - 2.6%
Hutchison Whampoa Ltd. (Commercial Services & Supplies)	459,000	2,512,461
Li & Fung Ltd. (Commercial Services & Supplies)	1,408,200	2,831,534
		5,343,995
Indonesia - 1.4%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	141,940	2,844,478
Japan - 15.8%
Fanuc Ltd. (Electrical Equipment)	59,400	4,031,574
Hoya Corp. (Electronics)	233,400	4,326,384
JSR Corp. (Chemicals)	284,200	3,296,645
Keyence Corp. (Electrical Equipment)	28,765	5,554,884
Kubota Corp. (Machinery - Diversified)	978,300	5,027,111
Monex Beans Holdings Inc. (Computers & Information)	3,410	1,116,007
Nomura Holdings Inc. (Financial Services)	305,500	2,840,547
So-net M3 Inc. (Commercial Services & Supplies)	881	2,960,985
Sumitomo Realty & Development Co., Ltd. (Real Estate)	182,000	2,920,094
		32,074,231

See Notes to Financial Statements
14

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2008 (continued)

	Shares	Value (1)
Malaysia - 2.0%
Sime Darby Berhad (Holding Companies-Diversified)	2,339,810	$4,114,798
Mexico - 4.0%
America Movil SA de CV, Series L - ADR (Communications)	126,600	3,917,004
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	162,120	4,312,392
		8,229,396
Poland - 1.1%
Bank Pekao SA - GDR, Reg S (Banks)#	47,560	2,150,488
Russia - 2.6%
OAO Gazprom - Sponsored ADR (Oil & Gas)	257,570	5,197,760
Singapore - 1.9%
DBS Group Holdings Ltd. (Banks)	266,083	2,037,017
Olam International Ltd. (Beverages, Food & Tobacco)	2,033,900	1,766,963
		3,803,980
South Africa - 2.3%
Sasol Ltd. (Oil & Gas)	153,520	4,598,561
South Korea - 1.8%
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	17,920	3,731,450
Sweden - 2.9%
Atlas Copco AB - Class A (Heavy Machinery)	464,600	3,883,533
Skandinaviska Enskilda Banken AB, Class A (Banks)	209,200	2,110,604
		5,994,137
Switzerland - 12.7%
Alcon Inc. (Medical Supplies)	19,120	1,684,854
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	192,650	7,407,393
Nobel Biocare Holding AG (Medical Supplies)	102,600	1,765,634
Roche Holding AG - Genusschein (Pharmaceuticals)	50,150	7,676,249
Swiss Re - Registered (Insurance)	58,650	2,443,504
Synthes Inc. (Medical Supplies)	36,920	4,766,948
		25,744,582
Taiwan - 2.1%
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	2,834,713	4,194,417
United Kingdom - 11.5%
BG Group plc (Oil & Gas)	325,980	4,795,538
Standard Chartered plc (Banks)	299,810	4,977,580
Tesco plc (Beverages, Food & Tobacco)	1,187,480	6,490,991
Unilever plc (Beverages, Food & Tobacco)	152,425	3,436,479
WPP Group plc (Media)	607,220	3,668,501
		23,369,089
Total Common Stocks (Cost $213,725,598)		196,956,074

See Notes to Financial Statements
15

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2008 (continued)

	Shares	Value (1)
Preferred Stocks - 1.1%
Germany - 1.1%
Fresenius AG (Medical Supplies)	35,080	$2,244,951
Total Preferred Stocks (Cost $2,528,985)		2,244,951
Total Investments - 97.9% (Cost $216,254,583)		$199,201,025

See Notes to Financial Statements
16

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2008 (continued)

Value (1)
Liabilities, Net of Other Assets - 2.1%
Cash	$3,938,339
Dividends and interest receivable	474,880
Foreign currency (cost $22,409)	22,037
Receivable for Fund shares sold	32,530
Tax reclaim receivable	200,742
Prepaid expenses	2,530
Payable to Investment Advisor	(132,490)
Payable for Fund shares redeemed	(15,542)
Payable for distribution fees	(9,107)
Other liabilities	(142,800)
4,371,119
Net Assets - 100%
Investor Class
Applicable to 1,062,034 outstanding $.001 par value shares (authorized 250,000,000 shares)	$12,121,997
Net Asset Value, Offering Price and Redemption Price Per Share	$11.41
Institutional Class
Applicable to 16,730,051 outstanding $.001 par value shares (authorized 250,000,000 shares)	$191,450,147
Net Asset Value, Offering Price and Redemption Price Per Share	$11.44
Components of Net Assets as of October 31, 2008 were as follows:
Paid-in capital	$179,651,305
Accumulated undistributed net investment income	2,842,758
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	38,124,657
Net unrealized appreciation (depreciation) on assets and liabilities denominated in foreign currencies (Note 4)	(17,046,576)
$203,572,144

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933.

(1)  See Note 2 to Financial Statements.

#  Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.

*  Non-income producing security.

See Notes to Financial Statements
17

Harding, Loevner Funds, Inc.

International Small Companies Portfolio — Overview
(unaudited)
October 31, 2008

	Returns for the Year Ended October 31, 2008
	Cumulative Total Returns		Average Annualized Total Return
FUND NAME	Last 12 Months	Inception	Inception
International Small Companies Investor Class (Inception date 03/26/07)	(52.17)%	(44.18)%	(30.52)%
MSCI All Country World ex-US Small Cap	(56.03)%	(49.46)%	(34.70)%
Lipper International Small Cap Index	(55.32)%	(48.15)%	(33.65)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevner.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

18

Harding, Loevner Funds, Inc.

International Small Companies Portfolio — Overview

October 31, 2008

The International Small Companies Portfolio fell (52.17) % for the fiscal year ending October 31, 2008, while its benchmark, the MSCI All Country World ex-US Small Cap Index, fell (56.03) %.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in the securities of non-US smaller capitalization companies that exhibited the fundamental characteristics of growth, financial strength, management quality, and durable competitive advantage.

The Portfolio benefited from being overweight two out of the three strongest-performing sectors in the benchmark this year, Consumer Staples and Health Care. We had no allocation to the third sector, Utilities. Returns were also helped by the relatively good performance of our Consumer Staples holdings, including Dutch brewer Grolsch and Japanese premium baby-products producer Pigeon. Stock selection in Financials (led by Swiss bank Valiant Holding) was also positive.

Relative returns were hurt by the Portfolio's Health Care holdings, as the weak performance of health care equipment and services companies, such as UK-based Corin Group, outweighed the positive absolute return from Japanese pharmaceutical manufacturer Tsumura. Our overweight in the underperforming Industrials sector was also a detractor.

Bold indicates companies held in the Portfolio during the fiscal year. The Portfolio is actively managed; therefore holdings may not be current. Portfolio holdings and sector allocations are subjects to change at any time and are not recommendations to buy or sell any security. Current and future holdings are subject to risk. Please refer to the Schedule of Investments in this report for complete fund holdings.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. The portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

The MSCI All Country World ex-US Small Cap Index is a free-float market capitalization index that is designed to measure small cap developed and emerging market equity performance. The Index consists of 47 developed and emerging markets countries and targeting companies market capitalization range of USD 170—4,200 million in terms of the company's full market capitalization.

It is not possible to invest directly in an index.

19

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
October 31, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	0.6%
Automotive	4.3
Banks	1.9
Beverages, Food & Tobacco	6.7
Chemicals	9.8
Commercial Services & Supplies	9.1
Communications	0.9
Computers & Information	2.2
Cosmetics & Personal Care	3.9
Electrical Equipment	13.4
Environmental Controls	1.5
Financial Services	5.1
Forest Products & Paper	0.3
Heavy Machinery	5.8
Household Products	0.6
Industrial - Diversified	4.9
Insurance	3.4
Machinery - Diversified	0.7
Media	1.6
Medical Supplies	6.9
Metals & Mining	0.5
Oil & Gas	0.8
Packaging & Containers	1.8
Pharmaceuticals	6.3
Retailers	3.4
Semiconductors	1.5
Textiles & Apparel	1.6
Total Investments	99.5
Other Assets Less Liabilities	0.5 *
Net Assets	100.0%

*  Breakout of other assets and liabilities may be found on page 24.

See Notes to Financial Statements
20

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
October 31, 2008 (continued)

	Shares	Value (1)
Common Stocks - 98.2%
Australia - 3.7%
Bradken Ltd. (Heavy Machinery)	10,700	$35,386
Great Southern Ltd. (Forest Products & Paper)	36,927	8,906
Imdex Ltd. (Metals & Mining)	43,430	13,598
SAI Global Ltd. (Media)	26,800	43,606
		101,496
Austria - 3.0%
BWT AG (Environmental Controls)	1,986	40,775
Semperit AG Holding (Industrial - Diversified)	1,760	42,802
		83,577
Belgium - 1.1%
Sioen Industries NV (Textiles & Apparel)	4,760	29,203
Canada - 2.6%
GLV, Inc. - Class A (Machinery - Diversified)*	5,400	18,414
Laurentian Bank of Canada (Banks)	1,600	54,267
		72,681
China - 4.0%
Changmao Biochemical Engineering Co., Ltd. - Class H (Chemicals)*	456,000	53,139
Chen Hsong Holdings Ltd. (Heavy Machinery)	112,000	17,457
CHT Holdings Ltd. (Household Products)	242,000	17,134
Dalian Refrigeration Co., Ltd. (Heavy Machinery)	76,000	22,888
		110,618
Denmark - 2.5%
NKT Holding A/S (Industrial - Diversified)	725	26,616
Topsil Semiconductor Materials (Electrical Equipment)*	280,000	43,794
		70,410
Finland - 2.8%
Vacon Oyj (Electrical Equipment)	1,437	44,190
Vaisala Oyj, Class A (Electrical Equipment)	1,273	33,964
		78,154
France - 4.1%
Boiron SA (Pharmaceuticals)	2,628	62,028
Robertet SA (Cosmetics & Personal Care)	340	36,405
Societe Industrielle D'Aviations Latecoere SA (Aerospace & Defense)*	2,010	16,166
		114,599
Germany - 5.6%
Bijou Brigitte Modische Accessoires AG (Retailers)	482	45,404
Carl Zeiss Meditec AG (Medical Supplies)	3,570	36,827
Drillisch AG (Communications)	10,510	24,385
Gerresheimer AG (Packaging & Containers)*	1,420	49,109
		155,725
Hong Kong - 2.8%
Pico Far East Holdings Ltd. (Commercial Services & Supplies)	224,000	14,252
Top Form International Ltd. (Textiles & Apparel)	540,000	14,875
Wasion Meters Group Ltd. (Electrical Equipment)	116,000	22,620
Yip's Chemical Holdings Ltd. (Chemicals)	100,000	25,409
		77,156

See Notes to Financial Statements
21

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
October 31, 2008 (continued)

	Shares	Value (1)
Ireland - 1.2%
FBD Holdings plc (Insurance)	2,530	$34,503
Italy - 5.0%
Cembre S.p.A (Electrical Equipment)	7,580	31,585
Marr S.p.A (Commercial Services & Supplies)	6,163	33,384
SABAF S.p.A (Electrical Equipment)	1,966	40,682
Sol S.p.A (Chemicals)	9,141	32,933
		138,584
Japan - 22.7%
AISAN INDUSTRY Co., Ltd. (Automotive)	5,400	34,493
Asahi Diamond Industrial Co., Ltd. (Electrical Equipment)	9,000	42,861
ASKUL Corp. (Retailers)	3,000	48,371
C. Uyemura & Co., Ltd. (Chemicals)	1,300	36,619
Fidec Corp. (Financial Services)	50	7,240
LINTEC Corp. (Chemicals)	4,100	47,664
MIURA Co., Ltd. (Heavy Machinery)	2,700	56,334
NAKANISHI Inc. (Medical Supplies)	600	42,405
Pasona Inc. (Commercial Services & Supplies)	53	36,915
PIGEON Corp. (Cosmetics & Personal Care)	2,400	70,650
Stella Chemifa Corp. (Chemicals)	2,800	38,772
TSUMURA & Co. (Pharmaceuticals)	2,500	63,878
VIC TOKAI Corp. (Computers & Information)	12,400	61,749
Yamatake Corp. (Electrical Equipment)	2,200	42,369
		630,320
Malaysia - 6.0%
Kotra Industries Berhad (Pharmaceuticals)	218,000	27,626
MNRB Holdings Berhad (Insurance)	70,600	59,893
Supermax Corp. Berhad (Industrial - Diversified)	104,200	27,645
United Plantations Berhad (Beverages, Food & Tobacco)	20,700	51,922
		167,086
Mexico - 0.7%
Gruma SA de CV, Class B (Beverages, Food & Tobacco)*	29,623	19,338
Netherlands - 2.8%
Brunel International (Commercial Services & Supplies)	2,527	32,835
Kas Bank NV (Financial Services)	2,738	44,157
		76,992
New Zealand - 1.9%
Sanford Ltd. (Beverages, Food & Tobacco)	16,253	51,813
Singapore - 2.9%
Goodpack Ltd. (Commercial Services & Supplies)	55,000	46,210
KS Energy Services Ltd. (Oil & Gas)	58,000	23,062
Tat Hong Holdings Ltd. (Commercial Services & Supplies)	36,000	10,503
		79,775
South Korea - 2.1%
Choong Ang Vaccine Laboratory (Pharmaceuticals)	6,230	22,901
Han Kuk Carbon Co., Ltd. (Chemicals)	13,100	36,431
		59,332

See Notes to Financial Statements
22

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
October 31, 2008 (continued)

	Shares	Value (1)
Spain - 1.1%
Construcciones y Auxiliar de Ferrocarriles SA (Heavy Machinery)	106	$29,850
Sweden - 2.9%
KABE Husvagnar AB, Class B (Industrial - Diversified)	4,200	18,564
Mekonomen AB (Automotive)	3,200	35,422
Studsvik AB (Commercial Services & Supplies)	3,000	26,547
		80,533
Switzerland - 1.5%
Lem Holding SA (Electrical Equipment)	246	41,028
Taiwan - 5.1%
K Laser Technology, Inc. (Electrical Equipment)	75,723	28,848
Nak Sealing Technologies Corp. (Automotive)	56,000	49,168
Taiwan Paiho Ltd. (Industrial - Diversified)	60,390	21,249
Youngtek Electronic Corp. (Semiconductors)	26,250	42,573
		141,838
Thailand - 1.0%
Khon Kaen Sugar Industry plc (Beverages, Food & Tobacco)	193,800	27,923
United Kingdom - 9.1%
Corin Group plc (Medical Supplies)	20,287	39,405
Hamworthy KSE (Commercial Services & Supplies)	6,652	25,241
PayPoint plc (Financial Services)	4,397	37,463
Rathbone Brothers plc (Financial Services)	4,030	51,948
Robert Wiseman Dairies plc (Beverages, Food & Tobacco)	5,551	34,589
RPS Group plc (Commercial Services & Supplies)	11,326	27,071
Synergy Healthcare plc (Medical Supplies)	6,313	38,186
		253,903
Total Common Stocks (Cost $5,366,162)		2,726,437
Preferred Stocks - 1.3%
Germany - 1.3%
Draegerwerk AG (Medical Supplies)	902	35,604
Total Preferred Stocks (Cost $77,783)		35,604
Warrant - 0.0%
Singapore - 0.0%
Tat Hong Holdings Ltd., Issued by Tat Hong Holdings Ltd., Expires 08/02/2013 (Commercial Services & Supplies)*	3,600	73
Total Investments - 99.5% (Cost $5,443,945)		$2,762,114

See Notes to Financial Statements
23

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
October 31, 2008 (continued)

Value (1)
Liabilities, Net of Other Assets - 0.5%
Cash	$92,692
Dividends and interest receivable	6,762
Foreign currency (cost $3,076)	3,012
Receivable for Fund shares sold	2,062
Tax reclaim receivable	3,444
Prepaid expenses	61
Receivable from Investment Advisor	5,232
Payable for Fund shares redeemed	(47,935)
Payable for distribution fees	(10,448)
Other liabilities	(40,643)
14,239
Net Assets - 100%
Investor Class
Applicable to 502,215 outstanding $.001 par value shares (authorized 250,000,000 shares)	$2,776,353
Net Asset Value, Offering Price and Redemption Price Per Share	$5.53
Components of Net Assets as of October 31, 2008 were as follows:
Paid-in capital	$5,489,555
Accumulated undistributed net investment income	33,643
Accumulated net realized gain (loss) from investment transactions	(64,732)
Net unrealized appreciation (depreciation) on assets and liabilities denominated in foreign currencies (Note 4)	(2,682,113)
$2,776,353

Summary of Abbreviations

(1)  See Note 2 to Financial Statements.

*  Non-income producing security.

See Notes to Financial Statements
24

Harding, Loevner Funds, Inc.

Global Equity Portfolio — Overview
(unaudited)

October 31, 2008

	Returns for the Year Ended October 31, 2008
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	10 YR	5 YR	10 YR
Global Equity Portfolio (Inception date 12/1/96)	(38.54)%	16.65%	46.50%	3.13%	3.89%
MSCI All Country World Index (Net dividend)	(43.58)%	11.11%	13.02%	2.13%	1.23%
Lipper Global Equity Fund Index	(40.35)%	13.38%	27.61%	2.54%	2.47%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevner.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

25

Harding, Loevner Funds, Inc.

Global Equity Portfolio — Overview

October 31, 2008

The Global Equity Portfolio lost (38.54) % for the fiscal year ending October 31, 2008. In comparison, our benchmark, the MSCI All Country World Index, fell (43.58) %.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in the securities of global companies that exhibited the fundamental characteristics of growth, financial strength, management quality, and durable competitive advantage.

The Portfolio benefited from having more than twice the benchmark weight in Health Care, the best-performing sector in the Index this year. Our longstanding small weight (relative to the benchmark) in Financials helped performance as well. Our holdings in the pharmaceuticals & biotech (Abbott Labs, Genentech), health care equipment (Alcon, Synthes), capital goods (Emerson, 3M Company), tech hardware (Keyence, Qualcomm), and materials (Air Liquide) groups all performed better than their peers.

Results within the Consumer Staples sector were hurt by our holdings in food-ingredient producers (i.e., agricultural commodity processors Bunge and Olam International) as well as by traditional stalwart L'Oreal. In Financials, we suffered from our holding in AIG (now sold), which had to be rescued by the US government due to the company's guarantees of mortgage-related securities.

Bold indicates companies held in the Portfolio during the fiscal year. The Portfolio is actively managed; therefore holdings may not be current. Portfolio holdings and sector allocations are subjects to change at any time and are not recommendations to buy or sell any security. Current and future holdings are subject to risk. Please refer to the Schedule of Investments in this report for complete fund holdings.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. The portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The Index consists of 47 developed and emerging market countries. Net dividends are reinvested.

It is not possible to invest directly in an index.

26

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
October 31, 2008

Industry	Percentage of Net Assets
Banks	4.5%
Beverages, Food & Tobacco	7.4
Chemicals	4.3
Commercial Services & Supplies	5.4
Communications	7.2
Computer Software & Processing	5.9
Cosmetics & Personal Care	4.0
Electrical Equipment	6.6
Financial Services	2.2
Health Care Providers & Services	1.1
Holding Companies-Diversified	1.1
Industrial - Diversified	2.6
Insurance	0.8
Internet	5.3
Leisure Time	0.9
Medical Supplies	6.7
Metals & Mining	1.1
Oil & Gas	10.0
Pharmaceuticals	12.7
Real Estate	1.3
Retailers	2.7
Semiconductors	1.4
Textiles & Apparel	1.8
Transportation	1.8
Total Investments	98.8
Other Assets Less Liabilities	1.2 *
Net Assets	100.0%

*  Breakout of other assets and liabilities may be found on page 30.

See Notes to Financial Statements
27

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
October 31, 2008 (continued)

	Shares	Value (1)
Common Stocks - 98.8%
Australia - 3.2%
Cochlear Ltd. (Medical Supplies)	14,530	$552,978
Rio Tinto Ltd. (Metals & Mining)	5,750	297,524
		850,502
Austria - 0.6%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	5,800	156,992
Bermuda - 2.1%
Bunge Ltd. (Beverages, Food & Tobacco)	14,620	561,554
Canada - 2.3%
EnCana Corp. (Oil & Gas)	11,890	605,320
China - 1.8%
China Merchants Holdings International Co., Ltd. (Transportation)	196,000	463,450
Denmark - 1.1%
Novo Nordisk A/S, Series B (Pharmaceuticals)	5,300	283,712
France - 8.1%
Air Liquide (Chemicals)	4,779	411,906
Dassault Systemes SA (Computer Software & Processing)	11,650	480,954
L'Oreal SA (Cosmetics & Personal Care)	7,760	586,621
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	3,384	225,780
Schlumberger Ltd. (Oil & Gas)	7,890	407,519
		2,112,780
Germany - 3.2%
Fresenius AG (Health Care Providers & Services)	4,770	280,146
Qiagen NV (Commercial Services & Supplies)	20,578	300,470
SAP AG - Sponsored ADR (Computer Software & Processing)	6,980	246,603
		827,219
Hong Kong - 1.7%
Li & Fung Ltd. (Commercial Services & Supplies)	225,800	454,027
Indonesia - 1.0%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	12,980	260,119
Japan - 10.5%
Fanuc Ltd. (Electrical Equipment)	3,400	230,764
JSR Corp. (Chemicals)	21,200	245,914
Keyence Corp. (Electrical Equipment)	4,560	880,594
Nomura Holdings Inc. (Financial Services)	62,300	579,267
So-net M3 Inc. (Commercial Services & Supplies)	140	470,531
Sumitomo Realty & Development Co., Ltd. (Real Estate)	22,000	352,978
		2,760,048
Malaysia - 1.1%
Sime Darby Berhad (Holding Companies-Diversified)	160,157	281,653

See Notes to Financial Statements
28

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
October 31, 2008 (continued)

	Shares	Value (1)
Mexico - 1.2%
America Movil SA de CV, Series L - ADR (Communications)	10,600	$327,964
Russia - 2.6%
OAO Gazprom - Sponsored ADR (Oil & Gas)	33,400	674,012
Singapore - 2.2%
Olam International Ltd. (Beverages, Food & Tobacco)	664,100	576,941
South Africa - 1.5%
Sasol Ltd. (Oil & Gas)	13,430	402,284
Switzerland - 9.1%
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	15,225	585,401
Novartis AG - Registered (Pharmaceuticals)	7,620	385,485
Roche Holding AG - Genusschein (Pharmaceuticals)	2,350	359,705
Sonova Holding AG (Medical Supplies)	4,880	205,115
Swiss Re - Registered (Insurance)	5,100	212,479
Synthes Inc. (Medical Supplies)	4,890	631,375
		2,379,560
Taiwan - 1.4%
MediaTek Inc. (Semiconductors)	41,410	369,552
United Kingdom - 3.5%
Carnival plc - ADR (Leisure Time)	10,500	238,350
RPS Group plc (Commercial Services & Supplies)	75,300	179,978
Standard Chartered plc (Banks)	30,400	504,714
		923,042
United States - 40.6%
3M Co. (Industrial - Diversified)	10,570	679,651
Abbott Laboratories (Pharmaceuticals)	14,350	791,402
Cisco Systems Inc. (Communications)*	45,515	808,802
Coach Inc. (Textiles & Apparel)*	23,200	477,920
Colgate-Palmolive Co. (Cosmetics & Personal Care)	7,150	448,734
Electronic Arts Inc. (Computer Software & Processing)*	14,260	324,843
Emerson Electric Co. (Electrical Equipment)	19,070	624,161
Exxon Mobil Corp. (Oil & Gas)	7,190	532,923
Genentech Inc. (Pharmaceuticals)*	6,890	571,457
Genzyme Corp. (Pharmaceuticals)*	7,400	539,312
Google Inc. - Class A (Internet)*	2,357	847,011
Medco Health Solutions Inc. (Pharmaceuticals)*	10,568	401,056
Medtronic Inc. (Medical Supplies)	9,100	367,003
Oracle Corp. (Computer Software & Processing)*	27,110	495,842
Praxair Inc. (Chemicals)	7,220	470,383
Qualcomm Inc. (Communications)	13,150	503,119
Walgreen Co. (Retailers)	27,350	696,331
Wells Fargo & Co. (Banks)	15,350	522,667
Yahoo! Inc. (Internet)*	41,400	530,748
		10,633,365
Total Common Stocks (Cost $27,518,582)		25,904,096
Total Investments - 98.8% (Cost $27,518,582)		$25,904,096

See Notes to Financial Statements
29

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
October 31, 2008 (continued)

Value (1)
Liabilities, Net of Other Assets - 1.2%
Cash	$306,420
Dividends and interest receivable	39,893
Foreign currency (cost $1,825)	1,812
Receivable for Fund shares sold	4,712
Tax reclaim receivable	14,866
Prepaid expenses	223
Payable to Investment Advisor	(10,935)
Other liabilities	(53,267)
303,724
Net Assets - 100%
Institutional Class
Applicable to 1,646,320 outstanding $.001 par value shares (authorized 500,000,000 shares)	$26,207,820
Net Asset Value, Offering Price and Redemption Price Per Share	$15.92
Components of Net Assets as of October 31, 2008 were as follows:
Paid-in capital	$27,742,069
Accumulated undistributed net investment income	140,612
Accumulated net realized gain (loss) from investment transactions	(60,866)
Net unrealized appreciation (depreciation) on assets and liabilities denominated in foreign currencies (Note 4)	(1,613,995)
$26,207,820

Summary of Abbreviations

ADR  American Depository Receipt

(1)  See Note 2 to Financial Statements.

*  Non-income producing security.

See Notes to Financial Statements
30

Harding, Loevner Funds, Inc.

Statements of Operations

Year Ended October 31, 2008

	Emerging Markets Portfolio	International Equity Portfolio
Investment Income
Interest	$666,094	$119,956
Dividends (net of foreign withholding taxes of $5,005,529 and $716,251, respectively)	75,615,002	6,111,897
Securities lending income, net	901,833	266,143
Total investment income	77,182,929	6,497,996
Expenses
Investment advisory fees (Note 3)	26,007,349	2,404,716
Administration fees (Note 3)	1,216,670	186,728
Distribution fees, Investor Class	—	39,842
Custodian and accounting fees (Note 3)	2,351,847	227,738
Directors' fees and expenses (Note 3)	174,259	26,602
Shareholder record keeping fees	94,375	46,197
Printing and postage fees	345,381	52,040
State registration filing fees	43,890	36,465
Professional fees	188,739	58,352
Sub Transfer Agent Fees	2,864,810	61,021
Other fees and expenses	246,090	43,558
Total expenses	33,533,410	3,183,259
Net expenses	33,533,410	3,183,259
Net investment income	43,649,519	3,314,737
Realized and Unrealized Gain (Loss) (Note 4)
Net realized gain (loss) —
Investment transactions	(19,348,128)	40,552,678
Foreign currency transactions	(3,591,111)	(288,424)
Net realized gain (loss)	(22,939,239)	40,264,254
Change in unrealized appreciation (depreciation) —
Investments	(1,373,666,502)	(197,931,499)
Translation of assets and liabilities denominated in foreign currencies	50,824	(6,778)
Net change in unrealized depreciation	(1,373,615,678)	(197,938,277)
Net realized and unrealized loss	(1,396,554,917)	(157,674,023)
Net decrease in net assets resulting from operations	$(1,352,905,398)	$(154,359,286)

See Notes to Financial Statements
31

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

Year Ended October 31, 2008

	International Small Companies Portfolio	Global Equity Portfolio
Investment Income
Interest	$2,390	$8,480
Dividends (net of foreign withholding taxes of $17,220 and $40,218, respectively)	136,541	626,050
Securities lending income, net	3,316	14,579
Total investment income	142,247	649,109
Expenses
Investment advisory fees (Note 3)	59,845	368,570
Administration fees (Note 3)	6,036	23,809
Distribution fees, Investor Class	11,969	—
Custodian and accounting fees (Note 3)	52,742	56,015
Directors' fees and expenses (Note 3)	409	3,158
Shareholder record keeping fees	30,555	30,991
Printing and postage fees	1,088	5,191
State registration filing fees	11,015	11,988
Professional fees	23,578	25,861
Sub Transfer Agent Fees	3,109	3,548
Other fees and expenses	1,567	6,165
Total expenses	201,913	535,296
Less Waiver of investment advisory fee (Note 3)	(59,845)	(74,579)
Less Reimbursement of Fund expenses from Investment Advisor (Note 3)	(58,284)	—
Net expenses	83,784	460,717
Net investment income	58,463	188,392
Realized and Unrealized Gain (Loss) (Note 4)
Net realized gain (loss) —
Investment transactions	(64,733)	(16,985)
Foreign currency transactions	(12,168)	(32,696)
Net realized loss	(76,901)	(49,681)
Change in unrealized appreciation (depreciation) —
Investments	(3,040,249)	(16,291,645)
Translation of assets and liabilities denominated in foreign currencies	(390)	163
Net change in unrealized depreciation	(3,040,639)	(16,291,482)
Net realized and unrealized loss	(3,117,540)	(16,341,163)
Net decrease in net assets resulting from operations	$(3,059,077)	$(16,152,771)

See Notes to Financial Statements
32

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets

	Emerging Markets Portfolio
	Year Ended October 31, 2008	Year Ended October 31, 2007
Increase in Net Assets From Operations
Net investment income	$43,649,519	$6,706,600
Net realized gain (loss) on investments and foreign currency transactions	(22,939,239)	137,467,785
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(1,373,615,678)	760,387,338
Net increase (decrease) in net assets resulting from operations	(1,352,905,398)	904,561,723
Distributions to Shareholders from:
Net investment income	(4,690,474)	(861,705)
Net realized gain from investments and foreign-currency related transactions	(129,872,683)	—
Total distributions to shareholders	(134,563,157)	(861,705)
Transactions in shares of Common Stock
Proceeds from sale of shares	597,246,046	674,123,901
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	120,546,841	788,488
Cost of shares redeemed	(707,556,978)	(468,511,465)
Redemption fees	399,319	388,257
Net increase in net assets from Fund share transactions	10,635,228	206,789,181
Net increase (decrease) in net assets	(1,476,833,327)	1,110,489,199
Net Assets
At beginning of year	2,562,957,336	1,452,468,137
At end of year	$1,086,124,009	$2,562,957,336
Accumulated undistributed net investment income included in net assets	$36,583,212	$4,926,291

See Notes to Financial Statements
33

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

	International Equity Portfolio
Year Ended	Year Ended October 31, 2008	October 31, 2007
Increase in Net Assets From Operations
Net investment income	$3,314,737	$2,631,477
Net realized gain on investments and foreign currency transactions	40,264,254	33,569,544
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(197,938,277)	50,259,776
Net increase (decrease) in net assets resulting from operations	(154,359,286)	86,460,797
Distributions to Shareholders from:
Net investment income
Investor Class	(85,868)	(35,003)
Institutional Class	(2,611,777)	(1,773,831)
Net realized gain from investments and foreign-currency related transactions
Investor Class	(1,359,303)	(740,612)
Institutional Class	(29,187,907)	(24,669,178)
Total distributions to shareholders	(33,244,855)	(27,218,624)
Transactions in shares of Common Stock
Proceeds from sale of shares
Investor Class	7,489,395	7,304,858
Institutional Class	13,994,514	21,697,361
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	1,330,261	723,002
Institutional Class	30,928,420	25,144,499
Cost of shares redeemed
Investor Class	(3,696,097)	(3,504,036)
Institutional Class	(66,170,127)	(57,161,618)
Redemption fees
Investor Class	481	482
Institutional Class	3,098	265
Net decrease in net assets from Fund share transactions	(16,120,055)	(5,795,187)
Net increase (decrease) in net assets	(203,724,196)	53,446,986
Net Assets
At beginning of year	407,296,340	353,849,354
At end of year	$203,572,144	$407,296,340
Accumulated undistributed net investment income included in net assets	$2,842,758	$2,393,120

See Notes to Financial Statements
34

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

	International Small Companies Portfolio
	Year Ended October 31, 2008	Period Ended October 31, 2007 (A)
Increase in Net Assets From Operations
Net investment income	$58,463	$8,197
Net realized gain (loss) on investments and foreign currency transactions	(76,901)	33,909
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(3,040,639)	358,526
Net increase (decrease) in net assets resulting from operations	(3,059,077)	400,632
Distributions to Shareholders from:
Net investment income
Investor Class	(15,014)	—
Net realized gain from investments and foreign-currency related transactions
Investor Class	(39,692)	—
Total distributions to shareholders	(54,706)	—
Transactions in shares of Common Stock
Proceeds from sale of shares
Investor Class	2,368,797	4,815,231
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	54,707	—
Cost of shares redeemed
Investor Class	(1,737,767)	(11,464)
Net increase in net assets from Fund share transactions	685,737	4,803,767
Net increase (decrease) in net assets	(2,428,046)	5,204,399
Net Assets
At beginning of year	5,204,399	—
At end of year	$2,776,353	$5,204,399
Accumulated undistributed net investment income included in net assets	$33,643	$2,463

(A)  The Investor Class shares commenced operations on March 26, 2007.

See Notes to Financial Statements
35

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

	Global Equity Portfolio
	Year Ended October 31, 2008	Year Ended October 31, 2007
Increase in Net Assets From Operations
Net investment income	$188,392	$117,249
Net realized gain (loss) on investments and foreign currency transactions	(49,681)	2,815,402
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(16,291,482)	5,174,049
Net increase (decrease) in net assets resulting from operations	(16,152,771)	8,106,700
Distributions to Shareholders from:
Net investment income
Institutional Class	(117,879)	(99,025)
Net realized gain from investments and foreign-currency related transactions
Institutional Class	(2,820,181)	(2,322,308)
Total distributions to shareholders	(2,938,060)	(2,421,333)
Transactions in shares of Common Stock
Proceeds from sale of shares
Institutional Class	6,806,873	929,416
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	2,881,495	2,374,390
Cost of shares redeemed
Institutional Class	(4,193,388)	(292,946)
Redemption fees
Institutional Class	1,820	—
Net increase in net assets from Fund share transactions	5,496,800	3,010,860
Net increase (decrease) in net assets	(13,594,031)	8,696,227
Net Assets
At beginning of year	39,801,851	31,105,624
At end of year	$26,207,820	$39,801,851
Accumulated undistributed net investment income included in net assets	$140,612	$104,971

See Notes to Financial Statements
36

Harding, Loevner Funds, Inc.

Financial Highlights

	Emerging Markets Portfolio
	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005	For the Year Ended Oct. 31, 2004
Per Share Data
Net asset value, beginning of year	$64.07	$40.67	$30.41	$22.31	$18.16
Increase (Decrease) in Net Assets from Operations
Net investment income	1.12	0.16	0.22	0.11	0.07
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(34.06)	23.26	10.19	8.43	4.12
Net increase (decrease) from investment operations	(32.94)	23.42	10.41	8.54	4.19
Distributions to Shareholders from:
Net investment income	(0.12)	(0.02)	(0.09)	(0.02)	(0.04)
Net realized gain from investments and foreign currency-related transactions	(3.28)	—	(0.06)	(0.42)	—
Total distributions	(3.40)	(0.02)	(0.15)	(0.44)	(0.04)
Net asset value, end of year	$27.73	$64.07	$40.67	$30.41	$22.31
Total Return	(54.17)%	57.62%	34.29%	38.76%	23.09%
Ratios/Supplemental Data:
Net assets, end of year (000's)	$1,086,124	$2,562,957	$1,452,468	$690,968	$66,805
Net expenses to average net assets	1.61%	1.60%	1.63%	1.68%	1.75%
Net investment income to average net assets	2.10%	0.36%	0.61%	0.87%	0.51%
Decrease reflected in above expense ratios due to expense reductions	—	—	—	—	0.02%
Portfolio turnover rate	46%	29%	59%	36%	40%

See Notes to Financial Statements
37

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	International Equity Portfolio - Investor Class
	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Period Ended Oct. 31, 2005 (1)
Per Share Data
Net asset value, beginning of year	$21.66	$18.65	$14.91	$15.63
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	0.13	0.09	0.11 (2)	(0.00	)*
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(8.58)	4.32	3.71	(0.72)
Net increase (decrease) from investment operations	(8.45)	4.41	3.82	(0.72)
Distributions to Shareholders from:
Net investment income	(0.11)	(0.06)	(0.07)	—
Net realized gain from investments and foreign currency-related transactions	(1.69)	(1.34)	(0.01)	—
Total distributions	(1.80)	(1.40)	(0.08)	—
Net asset value, end of year	$11.41	$21.66	$18.65	$14.91
Total Return	(42.46)%	24.95%	25.74%	(4.61	)%(B)
Ratios/Supplemental data:
Net assets, end of year (000's)	$12,122	$16,637	$9,884	$510
Net expenses to average net assets	1.23%	1.23%	1.25%	1.25	%(A)
Net investment income (loss) to average net assets	0.81%	0.48%	0.61%	(1.25	)%(A)
Decrease reflected in above expense ratios due to expense reductions	—	0.00%	0.01%	0.08	%(A)
Portfolio turnover rate	18%	19%	35%	38	%(B)

(1)  For the period September 30, 2005 (commencement of operations) through October 31, 2005.

(2)  Computed using average shares outstanding throughout the year.

*  Rounds to less than $(0.01).

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements
38

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	International Small Companies Portfolio
	For the Year Ended Oct. 31, 2008	For the Period Ended Oct. 31, 2007 (1)
Per Share Data
Net asset value, beginning of year	$11.67	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income	0.11	0.02
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(6.15)	1.65
Net increase (decrease) from investment operations	(6.04)	1.67
Distributions to Shareholders from:
Net investment income	(0.03)	—
Net realized gain from investments and foreign currency-related transactions	(0.07)	—
Total distributions	(0.10)	—
Net asset value, end of year	$5.53	$11.67
Total Return	(52.17)%	16.70	%(B)
Ratios/Supplemental Data:
Net assets, end of year (000's)	$2,776	$5,204
Net expenses to average net assets	1.75%	1.75	%(A)
Net investment income to average net assets	1.22%	0.56	%(A)
Decrease reflected in above expense ratios due to expense reductions	2.47%	8.19	%(A)
Portfolio turnover rate	26%	12	%(B)

(1)  For the period from March 26, 2007 (commencement of operations) through October 31, 2007.

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements
39

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	Global Equity Portfolio - Institutional Class
	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005	For the Year Ended Oct. 31, 2004
Per Share Data
Net asset value, beginning of year	$28.03	$24.04	$20.36	$17.17	$16.45
Increase (Decrease) in Net Assets from Operations
Net investment income	0.12	0.09	0.08	0.09	0.05
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(10.15)	5.78	4.14	3.12	0.74
Net increase (decrease) from investment operations	(10.03)	5.87	4.22	3.21	0.79
Distributions to Shareholders from:
Net investment income	(0.08)	(0.08)	(0.06)	(0.02)	(0.07)
Net realized gain from investments and foreign currency-related transactions	(2.00)	(1.80)	(0.48)	—	—
Total distributions	(2.08)	(1.88)	(0.54)	(0.02)	(0.07)
Net asset value, end of year	$15.92	$28.03	$24.04	$20.36	$17.17
Total Return	(38.54)%	26.01%	21.08%	18.72%	4.78%
Ratios/Supplemental Data:
Net assets, end of year (000's)	$26,208	$39,802	$31,106	$25,317	$25,770
Net expenses to average net assets	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income to average net assets	0.51%	0.34%	0.37%	0.44%	0.27%
Decrease reflected in above expense ratios due to expense reductions	0.20%	0.18%	0.35%	0.36%	0.18%
Portfolio turnover rate	38%	16%	27%	35%	29%

See Notes to Financial Statements
40

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2008

1. Organization

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, ("1940 Act"), as an open-end diversified management investment company. The Fund currently has six Portfolios all of which were active as of October 31, 2008: International Equity Portfolio ("International Equity"); Global Equity Portfolio ("Global Equity"); Institutional Emerging Markets Portfolio, Emerging Markets Portfolio ("Emerging Markets"); International Small Companies Portfolio ("International Small Companies") and Frontier Emerging Markets Portfolio ("Frontier Emerging Markets"). Information presented in these financial statements pertains to Emerging Markets and Global Equity and Investor Class shares of International Equity and International Small Companies (individually, "Portfolio"; collectively, "Portfolios"). Information pertaining to Institutional Class shares of International Equity, Institutional Emerging Markets Portfolio and Institutional Class shares of Frontier Emerging Markets Portfolio are presented in a separate report. The investment objective of each Portfolio is as follows: Emerging Markets—to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; International Equity—to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; International Small Companies—to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States; Global Equity—to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

Emerging Markets commenced operations on November 9, 1998. International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding Loevner LLC's AMT Capital Fund, Inc. Effective August 5, 2005, International Equity converted shareholders to the Institutional Class. Investor Class of International Small Companies commenced operations on March 26, 2007. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of HLM Global Equity Limited Partnership, a limited partnership, in a tax-free reorganization. Effective August 5, 2005, Global Equity launched the Investor Class shares and converted existing shareholders to the Institutional Class. The Board of Directors of the Fund approved the termination of Investor Class shares of Global Equity closing on December 31, 2008. Investor Class of Frontier Emerging Markets and Institutional Class of International Small Companies have not yet commenced operations.

The Fund is managed by Harding Loevner LLC (the "Investment Advisor").

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

Indemnifications

Under the Fund's organizational document, its officers and Board are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures ("Procedures") to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission ("SEC") and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios' securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include,

41

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2008

2. Summary of Significant Accounting Policies (continued)

but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolio's net asset value and such significant event has a material impact on the Portfolio's net asset value per share (i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of October 31, 2008, Emerging Markets had four securities and International Equity had one security in the respective Portfolio which required valuation by the Board or its delegate. The Fund uses fair value pricing to eliminate the opportunity for time zone arbitrage.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Fund determined that the adoption of FIN 48 did not have an impact on the financial statements.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of October 31, 2008, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: October 31, 2005; October 31, 2006; October 31, 2007; October 31, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either equitably or based on their average daily net assets.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales

42

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2008

2. Summary of Significant Accounting Policies (continued)

of the Portfolios' securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Securities Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned domestic securities (including ADRs) and 105% of loaned foreign securities. The loans will be terminable at any time by the Fund. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is collateralized with securities rather than cash. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Although the Fund is indemnified by the securities lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers deemed to be in good financial standing by the lending agent based on its ongoing review of such borrowers and are recommended to and approved by the Board. The Portfolio may invest cash collateral it receives in connection with a loan of securities in short-term money market instruments, securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios' investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law. Net amounts earned from security lending activities are disclosed on the Statement of Operations. Amounts loaned and held as collateral are disclosed on the Statement of Net Assets. UBS was instructed on July 16, 2008 to stop all lending activity for all portfolios and recall all outstanding loans. Subsequently, the Board approved appointment of State Street Bank and Trust as the lending agent ("the Lending Agent") for the Funds. However, the lending activity has not resumed. As of October 31, 2008, there were no securities on loan.

3. Significant Agreements and Transactions with Affiliates

The Board has approved investment advisory agreements (the "Agreements") with the Investment Advisor. The advisory fees are computed daily at an annual rate of 1.25%, 0.75%, 1.25% and 1.00% of the average daily net assets of Emerging Markets, International Equity, International Small Companies and Global Equity portfolio, respectively.

For the year ended October 31, 2008, the Investment Advisor voluntarily waived and/or reimbursed expenses to the extent that aggregate expenses exceed an annual rate of 1.25%, 1.75%, and 1.25%, respectively, of the average daily net assets of Investor Class shares of International Equity, Investor Class shares of International Small Companies and shares of Global Equity portfolios. For the year ended October 31, 2008, the Investment Advisor voluntarily waived and/or reimbursed $118,129 and $74,579 respectively, of International Small Companies and Global Equity in investment advisory fees from the Portfolios.

The Fund has contracted with State Street Bank and Trust Company ("State Street Bank and Trust") to provide certain accounting, clerical and bookkeeping services, corporate secretarial services, assistance in the preparation and filing of tax returns and reports to shareholders and the SEC, transfer agent services, chief compliance officer services, anti-money laundering compliance officer services, and the service of some State Street Bank and Trust employees as officers serving the Board of Directors. For the year ended October 31, 2008, Emerging Markets, International Equity, International Small Companies and Global Equity portfolios incurred $3,829,785, $485,703, $89,725, and $113,701, respectively.

State Street Bank and Trust serves as transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.

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Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2008

3. Significant Agreements and Transactions with Affiliates (continued)

The Fund has agreements with various financial intermediaries and "mutual fund supermarkets", under which customers of these intermediaries may purchase and hold Fund shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries' assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio is authorized to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries' fees is paid by the Investment Advisor. Because of voluntary caps on the Portfolios' fees and expenses, the Investment Advisor paid a portion of the Portfolios' share of these fees during the year ended October 31, 2008.

4. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the year ended October 31, 2008, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Emerging Markets	$944,411,649	$1,047,743,066
International Equity	57,401,653	101,185,781
International Small Companies	2,096,333	1,242,236
Global Equity	16,873,684	13,777,354

The Portfolios are permitted to purchase or sell securities from or to certain other Harding Loevner portfolios under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another portfolio that is or could be considered an affiliate by virtue of having a common investment advisor complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended October 31, 2008, the Emerging Markets Portfolio engaged in securities sales of $2,934,643, and securities purchases of $3,601,396.

The cost of investments for federal income tax purposes and the components of net unrealized appreciation on investments at October 31, 2008, for each of the Portfolios were as follows:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net	Cost
Emerging Markets	$90,769,190	$343,539,525	$(252,770,335)	$1,287,728,043
International Equity	34,135,324	51,611,722	(17,476,398)	216,677,423
International Small Companies	49,231	2,731,062	(2,681,831)	5,443,945
Global Equity	3,328,468	4,982,916	(1,654,448)	27,558,544

The unrealized appreciation (depreciation) on foreign currency for Emerging Markets, International Equity, International Small Companies, and Global Equity was $(109,556), $6,982, $(282), and $491, respectively, for the year ended October 31, 2008.

5. Distributions to Shareholders

During the year ended October 31, 2008, the tax character of distributions paid from ordinary income was $27,907,253, $9,427,753, $66,872, and $216,645, respectively for Emerging Markets, International Equity, International Small Companies, and Global Equity. The tax character of distributions paid from long-term capital gains was $112,274,523, $26,554,287, and $2,754,682, respectively for Emerging Markets, International Equity, and Global Equity.

During the year ended October 31, 2007, the tax character of distributions paid from ordinary income was $861,705, and $3,908,077, respectively for Emerging Markets and International Equity. The tax character of distributions paid from long-term capital gains was $23,310,547 for International Equity.

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Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2008

5. Distributions to Shareholders (continued)

As of the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings/(Deficit)
Emerging Markets	$36,583,212	$—	$(16,507,643)	$(252,879,891)	$(232,804,322)
International Equity	2,842,758	38,547,497	—	(17,469,416)	23,920,839
International Small Companies	33,644	—	(64,733)	(2,682,113)	(2,713,202)
Global Equity	140,612	—	(20,904)	(1,653,957)	(1,534,249)

*  The difference between book basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on certain sales of securities.

At October 31, 2008, the Emerging Market Portfolio, International Small Companies and Global Equity had $16,507,643, $64,733 and $20,904 available as capital loss carryforwards which expire in 2016.

Primarily as a result of differing book/tax treatment of foreign currency transactions and foreign capital gain tax expenses, the Fund made reclassifications among certain capital accounts. In addition, Emerging Markets, International Equity, International Small Companies and Global Equity utilized distributions in connection with the redemption of fund shares during the period. The reclassifications have no impact on the net assets of the Fund. As of October 31, 2008, the following reclassifications were made to the Statement of Net Assets.

Portfolio	Paid-in-Capital	Accumulated Undistributed Net Realized Gain/Loss on Investment & Foreign Currency Related Transactions	Accumulated Undistributed Net Investment Income
Emerging Markets	$1,349,620	$5,952,504	$(7,302,124)
International Equity	2,126,830	(1,959,376)	(167,454)
International Small Companies	—	12,269	(12,269)
Global Equity	—	34,872	(34,872)

6. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on October 31, 2008.

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Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2008

7. Capital Share Transactions

Transactions in capital stock for Emerging Markets were as follows for the periods indicated:

	Year Ended October 31, 2008		Year Ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	12,410,621	$597,246,046	14,052,683	$674,123,901
Shares issued upon reinvestment of dividends	2,090,569	120,546,841	17,994	788,488
	14,501,190	717,792,887	14,070,677	674,912,389
Shares redeemed	(15,340,254)	(707,556,978)	(9,781,911)	(468,511,465)
Net increase	(839,064)	$10,235,909	4,288,766	$206,400,924

Transactions in capital stock for International Equity Investor Class were as follows for the periods indicated:

	Year Ended October 31, 2008		Year Ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	440,350	$7,489,395	377,652	$7,304,858
Shares issued upon reinvestment of dividends	68,854	1,330,261	39,229	723,002
	509,204	8,819,656	416,881	8,027,860
Shares redeemed	(215,285)	(3,696,097)	(178,817)	(3,504,036)
Net increase	293,919	$5,123,559	238,064	$4,523,824

Transactions in capital stock for International Equity Institutional Class were as follows for the periods indicated:

	Year Ended October 31, 2008		Year Ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	814,257	$13,994,514	1,121,101	$21,697,361
Shares issued upon reinvestment of dividends	1,599,857	30,928,420	1,363,585	25,144,499
	2,414,114	44,922,934	2,484,686	46,841,860
Shares redeemed	(3,678,345)	(66,170,127)	(2,901,139)	(57,161,618)
Net decrease	(1,264,231)	$(21,247,193)	(416,453)	$(10,319,758)

Transactions in capital stock for International Small Companies Investor Class were as follows for the periods indicated:

	Year Ended October 31, 2008		Period From March 26, 2007 to October 31, 2007 (A)
	Shares	Amount	Shares	Amount
Shares sold	238,264	$2,368,797	446,970	$4,815,231
Shares issued upon reinvestment of dividends	5,151	54,707	—	—
	243,415	2,423,504	446,970	4,815,231
Shares redeemed	(187,161)	(1,737,767)	(1,009)	(11,464)
Net increase	56,254	$685,737	445,961	$4,803,767

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Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2008

7. Capital Share Transactions (continued)

Transactions in capital stock for Global Equity Institutional Class were as follows for the periods indicated:

	Year Ended October 31, 2008		Year Ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	301,469	$6,806,873	35,387	$929,416
Shares issued upon reinvestment of dividends	113,938	2,881,495	102,344	2,374,390
	415,407	9,688,368	137,731	3,303,806
Shares redeemed	(189,186)	(4,193,388)	(11,604)	(292,946)
Net increase	226,221	$5,494,980	126,127	$3,010,860

(A) Investor Class shares commenced operations on March 26, 2007.

Redemptions made within 90 days of purchase may be subject to a redemption fee equal to 2% of the amount redeemed. For the year ended October 31, 2008, Emerging Markets and Global Equity received $399,319 and $1,820 in redemption fees. For the year ended October 31, 2008, International Equity Investor Class and Institutional Class received $481and $3,098 in redemptions fees, respectively, related to transactions in shares of common stock as disclosed in the Portfolios' Statements of Changes in Net Assets. For the year ended October 31, 2008, International Small Companies Investor Class did not received any redemption fees.

8. Concentration of Ownership

At October 31, 2008, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio or for the share classes listed of each Portfolio was as follows:

	No. of Shareholders	% Ownership
Emerging Markets Portfolio	2	77%
International Equity Portfolio, Investor Class	1	12	%*
International Small Companies Portfolio, Investor Class	3	78	%*
Global Equity, Institutional Class	3	58	%*

*  Represents omnibus position of broker-dealer representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

9. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

10. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and

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Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2008

10. Concentration of Risk (continued)

U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which Emerging Markets, International Equity, International Small Companies and Global Equity are authorized to invest.

11. Line of Credit

The Fund participates in a $50 million line of credit agreement with State Street Bank and Trust. Borrowings will be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate there is no assurance that an individual Portfolio will have access to the entire $50 million at any particular time. Borrowings for International Equity and Global Equity are limited to the lesser of the remaining available credit or 25% of net assets. Borrowings for Emerging Markets and International Small Companies are limited to the lesser of the remaining available credit or 15% of net assets. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a commitment fee computed at an annual rate of 0.10% on the line of credit is allocated among the Portfolios. During the year ended October 31, 2008, International Equity Portfolio and International Small Companies had borrowings on 4 days and 2 days, the maximum balance $3,344,647 and $96,332, at an average weighted interest rate of 4.29% and 3.85%, respectively.

12. Recently Issued Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will significantly impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for, their effect on the Funds' financial position, performance and cash flows and how and why the funds use derivatives. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statements and related disclosures.

13. Other Matter

Harding Loevner LLC, the investment adviser to the Fund ("Harding Loevner"), entered into an agreement with Affiliated Managers Group, Inc. ("AMG") for AMG to acquire a majority ownership interest in Harding Loevner. AMG is an investment holding company with stakes in a diverse group of boutique money management firms. Each of these "affiliated firms" operates autonomously and its managers retain ownership interests in their firm. The transaction, whether or not it is consummated, is not expected to impact Harding Loevner's portfolio management team, other personnel, day-to-day operations, or the services that Harding Loevner provides to its clients, including the Portfolios. The transaction is subject to the satisfaction or waiver of certain conditions and contingencies. There can be no assurance as to when or if the transaction will be consummated.

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Harding, Loevner Funds, Inc.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
Harding, Loevner Funds, Inc.

We have audited the accompanying statements of net assets of the Harding, Loevner Funds, Inc. (comprising, the Emerging Markets Portfolio, Global Equity Portfolio, International Equity Portfolio, and International Small Companies Portfolio), (collectively the "Portfolios") as of October 31, 2008, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Portfolios for each of the years or periods in the two-year period ended October 31, 2005 were audited by other auditors whose report dated December 6, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of the Harding, Loevner Funds, Inc. as of October 31, 2008, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 22, 2008

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Harding, Loevner Funds, Inc.

Supplemental Tax Information

(unaudited)

The International Equity Portfolio and the Global Equity Portfolio has designated 0.14% and 100% of distributions from net investment income as qualifying for the dividend received deduction for corporations.

Emerging Markets, International Equity, International Small Companies and Global Equity paid qualifying foreign taxes of $3,873,989, $610,357, $12,166 and $33,267, and earned $80,620,532, $7,442,750, $153,761 and $422,526 foreign source income during the year ended October 31, 2008, respectively. Pursuant to Section 853 of the Internal Revenue Code, Emerging Markets, International Equity, International Small Companies and Global Equity designated $0.0989, $0.0343, $0.0242 and $0.0202 per share as foreign taxes paid and $2.0586, $0.4183, $0.3062 and $0.2566 per share as income earned from foreign sources for the year ended October 31, 2008, respectively.

Emerging Markets, International Equity, International Small Companies, and Global Equity had qualifying dividend income of $69,865,830, $6,711,158, $112,291, and $561,772 during the year ended October 31, 2008, respectively.

Pursuant to Section 852 of the Internal Revenue Code, Emerging Markets, International Equity and Global Equity designated $112,274,523, $26,554,287, and $2,754,682 respectively, as long term capital gain dividends for the year ended October 31, 2008.

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Harding, Loevner Funds, Inc.

Approval of Investment Adviser Agreement

October 31, 2008 (unaudited)

At a meeting held on July 18, 2008, the board of directors (the "Board"), including each of the Independent Directors, unanimously voted to approve a new investment management agreement between Harding, Loevner Funds, Inc. (the "Fund") on behalf of each of its series, the International Equity Portfolio, the Global Equity Portfolio, the Emerging Markets Portfolio, the Institutional Emerging Markets Portfolio, the International Small Companies Portfolio and the Frontier Emerging Markets Portfolio (the "Portfolios") and Harding Loevner LLC (the "Adviser") (the "New Agreement"). Harding Loevner LLC is the successor entity to the original investment adviser, Harding, Loevner Management, L.P. ("Harding Loevner"), which served as the adviser to the Portfolios pursuant to investment advisory agreements previously approved by the Board (the "Old Agreements"). Because of the reorganization of Harding Loevner and a change of control resulting from the sale of a controlling interest in the Adviser's general partner to Affiliated Managers Group, Inc. ("AMG"), the Old Agreements terminated pursuant to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act") and the Board was asked to approve the New Agreement. The New Agreement was approved by shareholders of each Portfolio at a meeting held on November 5, 2008. The Board and counsel to the Independent Directors had an opportunity to review the information provided in advance of the July meeting by the Adviser and counsel to the Fund in response to a detailed series of questions submitted by counsel to the Fund before the meeting.

This information, in part, brought current the detailed information provided to the Board by Harding Loevner with respect to the Board meeting held on September 10, 2007, in connection with the Board's annual evaluation and approval of the continuance of the Old Agreements. In evaluating the New Agreement, the Board conducted a review that relied upon this information, advice provided by Fund counsel and by counsel to the Independent Directors, including advice provided in written memoranda outlining their legal duties, the due diligence review described above and the Board's knowledge, resulting from its meetings throughout the year, of the Adviser, its services and the Portfolios.

In approving the New Agreement and determining to submit it to shareholders for approval, the Directors considered several factors discussed below. The Board was advised by legal counsel to the Fund and legal counsel to the Independent Directors with respect to their deliberations regarding the approval of the New Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Director's business judgment after consideration of all the information presented. Individual Directors may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

Beneficial Consequence of the Transaction

The Board considered that the transaction between the Adviser's general partner and AMG and believed that it would benefit the funds in the following ways: (i) provide for the operational independence of the Adviser by allowing management to continue to run the day-to-day business of the Portfolios, (ii) preserve the Portfolios' character, (iii) promote the long-term continuity of existing personnel, and (iv) allow for the ability to attract new personnel through substantial permanent management ownership participation. The Board considered that the transaction would provide a framework and financing for generational succession, and it would eliminate the long-term risk of a disruptive "strategic" sale upon major owners' retirement. Finally, the Board noted that following the transaction, the Portfolios will have access to AMG's substantial distribution resources for mutual funds, as well as to AMG's legal and compliance resources.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered information it believed necessary to assess the stability of the Portfolios as a result of the transaction and to assess the ongoing nature and quality of services to be provided to the Portfolios by the Adviser following the closing of the transaction. The Directors reviewed the details of the anticipated equity structure of the Adviser and its managing member as a result of the transaction, including the financial resources of AMG and its ability to assist in growing the Adviser's business and/or in servicing the Portfolios. In this regard, the Directors considered information about how the Adviser's management and operations would be structured following the transaction including in particular how the transaction might affect the Adviser's performance or its delivery of services under the New Agreement. The Board noted that the transaction would result in employees of the Adviser or its managing member owning a substantial interest in the Adviser or its general partner following the closing of the transaction, which was expected to maintain the alignment of their long-term interests with the interests of the Adviser. In addition, the Board observed the continued employee ownership in the Adviser and increasing benefits to management from the growth of assets under management should help the Adviser retain key management and investment personnel.

The Directors considered information addressing the projected benefits to the Adviser expected to result from the transaction. The Directors reviewed the Adviser's actions to minimize the likelihood that the Adviser would have any departures of key management and/or investment

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Harding, Loevner Funds, Inc.

Approval of Investment Adviser Agreement (continued)

October 31, 2008 (unaudited)

personnel and whether compensation and other benefits expected to be offered by the Adviser following the transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. The Board concluded that the compensation and incentive programs should help to retain key personnel. In addition, the Adviser addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the transaction.

The Board also considered the general experience, business and operations of the Adviser (as well as the experience of key personnel from AMG) and information as to the Adviser's projected financial condition and resources following the closing of the transaction and in each of the next several years.

Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the New Agreement. The Board placed particular significance in this regard on the likelihood that the Adviser would continue to provide the same type and quality of services to the Portfolios following the closing of the transaction as Harding Loevner has historically provided the Portfolios.

Performance of the Adviser

In considering the investment performance of the Portfolios, the Board took note of its comprehensive review of the Portfolios' performance during the Board's September 10, 2007 meeting at which the Board approved the continuance of the Old Agreements with respect to Portfolios existing as of that date pursuant to the requirements of Section 15(c) of the 1940 Act, as such information was brought current in connection with the consideration of the New Agreement for the Portfolios, as applicable (the "Current Information"). In this regard, the Adviser provided the Board investment performance data obtained from Bloomberg, Morningstar and Lipper for funds in the Lipper International Funds Index and a number of other international equity funds; funds in the Lipper Global Funds Index and a number of other global equity funds; funds in the Lipper Emerging Market Funds Index; and funds in the Lipper International Small/Mid-Cap Core Funds Index (collectively, the "Peer Group Data"). The Peer Group Data included fund management fees, total expense ratios, net assets, calendar year-to-date returns, 1-, 3- and 5- year returns as well as median and average data with regard to the foregoing. The Board also received performance data for the Portfolios updated through June 30, 2008. Finally, the Board considered the impact the closing of the transaction may have on the Adviser's capabilities to achieve the same or better performance results for the Portfolios in the future.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Portfolios supported approval of the New Agreement.

Costs of the Services and Profitability of the Adviser

With respect to this factor, the Board took note of its comprehensive review of Harding Loevner's profitability during the Board's September 10, 2007 meeting at which the Board approved the continuance of the Old Agreements with respect to Portfolios existing as of that date pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also considered the Current Information. The Board observed that any projection regarding the Adviser's profitability would depend on many assumptions as to the Adviser's financial condition and operations following the closing of the transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Adviser's future profitability in determining whether to approve the New Agreement and continued to believe that reported levels of profitability were not excessive.

Comparison of Fees and Services Provided by the Adviser

In considering advisory fees applicable to the Portfolios compared to those of comparable funds, the Board took note of its comprehensive review of the Portfolios' fee levels, including comparative fee information for peer funds and fees charged by Harding Loevner to separately managed accounts, during the Board's September 10, 2007 meeting at which the Board approved the continuance of the Old Agreements with respect to Portfolios existing as of that date pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also considered the Current Information. In this regard, the Board considered information comparing each Portfolio's advisory fee and total operating expenses relative to the Peer Group Data. The Board also took into consideration the fact that the Adviser did not propose nor anticipate proposing any changes in the current advisory fees. Based on these facts, the Board concluded that the current advisory fee and total fee levels of each of the Portfolios supported approval of the New Agreement.

Economies of Scale

In considering economies of scale with respect to the Portfolios, the Board took note of its comprehensive review of economies of scale during the Board's September 10, 2007 meeting at which the Board approved the continuance of the Old Agreements with respect to

52

Harding, Loevner Funds, Inc.

Approval of Investment Adviser Agreement (continued)

October 31, 2008 (unaudited)

Portfolios existing as of that date pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also applied the underlying principles giving effect to the Current Information. In this regard, the Board considered that certain Portfolios may achieve some economies as certain fixed expenses are spread over a larger asset base, noting that there is no precise way to measure such economies, and that certain expenses do not necessarily decrease as assets increase. The Board also considered that expense limitations and fee waivers that reduce Portfolio expenses can have the same effect as fee level breakpoints in sharing economies of scale with shareholders. The Board considered other factors, such as whether a portfolio's strategy is capacity constrained; that is, whether an adviser is limited in the amount of assets that can be managed within a strategy by reason of the universe of issuers, the trading volume of relevant securities or markets or the adviser's selection criteria associated with a particular strategy. The Board noted that, while sharing of economies of scale is a relevant factor, it may appropriately be tempered by market or other practical considerations. Based on these facts, the Board concluded that the Adviser's efforts in this regard supported approving the New Agreement.

Other Benefits

In considering the benefits derived or to be derived by the Adviser from the relationship with the Portfolios, the Board took note of its comprehensive review of Harding Loevner's relationship with the Portfolios during the Board's September 10, 2007 meeting at which the Board approved the continuance of the Old Agreements with respect to Portfolios existing as of that date pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Adviser's representation that, beyond the fees earned by the Adviser for providing services to the Portfolios, the Adviser may benefit from its relationship with the Portfolios in the sense that separately managed account clients may view the additional assets under management resulting from managing the Portfolios as a positive attribute. In addition, the Board noted that the Adviser also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Adviser's name. The Board also considered that the Adviser benefits from the receipt of research services obtained through "soft dollars" in connection with Portfolio brokerage transactions. The Board concluded that these additional benefits should not preclude approval of the New Agreement.

53

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund

(unaudited)

Disinterested Directors:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
William E. Chapman, II Harding Loevner LLC 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 67	Director	Indefinite; Director since 2008	Longboat Retirement Planning Solutions (Consulting Firm), President and Owner, 1998-present; Hewitt Associates, LLC (consulting firm), part-time provider of retirement and investment education seminars, 2000-present; Bowdoin College, Trustee, 2002-present.	6	Trustee, The Managers Funds, (9 portfolios); Trustee, Managers AMG Funds (6 portfolios), Managers Trust I (10 portfolios) and Managers Trust II (6 portfolios); Trustee, Third Avenue Trust (4 portfolios); Trustee, Third Avenue Variable Trust (1 portfolio).

R. Kelly Doherty Harding Loevner LLC 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 50	Director	Indefinite; Director since 2004	Cayman Partners (private investment vehicles), Managing Partner, 1999-present.	6	L.P. Thebault & Co. (commercial printing); The Peck School

Charles Freeman Harding Loevner LLC 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 44	Director	Indefinite; Director since 2008	Center for Strategic and International Studies, Freeman Chair in China Studies, 2007-present; China Alliance (legal and government relations group), Managing Director, 2005-2007; Assistant U.S. Trade Representative, prior to 2005.	6	National Committee for U.S. - China Relations.

Jane A. Freeman Harding Loevner LLC 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 55	Director	Indefinite; Director since 1996; Chairperson of Audit Committee 2005-2008; Lead Non-Interested Director since 2008	Scientific Learning Corporation (Education Software), Executive Vice President and Chief Financial Officer, 2000-present; Finance & Business Development, Treasurer and Vice President, 1999-2000.	6	None

Samuel R. Karetsky Harding Loevner LLC 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 63	Director	Indefinite; Director since 1998	The Karetsky Group, LLC (Advisory Firm), Managing Member, 2003-present; Wetherby Asset Management, Principal, 2004-present; European Investors Inc., Managing Director, 1998-2002	6	None

54

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund (continued)

(unaudited)

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
Eric Rakowski Harding Loevner LLC 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 50	Director	Indefinite; Director since 2008	University of California at Berkeley School of Law, Professor, 1990-present.	6	Trustee, The Managers Funds, (9 portfolios); Trustee, Managers AMG Funds (6 portfolios), Managers Trust I (10 portfolios) and Managers Trust II (6 portfolios); Trustee, Third Avenue Trust (4 portfolios); Trustee, Third Avenue Variable Trust (1 portfolio).

Raymond J. Clark Harding Loevner LLC 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 72	Director	Indefinite; Director since 2004	The Woodrow Wilson National Fellowship Foundation, Treasurer, 08/04-present; Wellesley College, Interim Vice President of Finance and Treasurer, 10/03-6/04; Princeton University, Treasurer, 1987-2001.	6	Princeton Healthcare System

Interested Director:

David R. Loevner** Harding Loevner LLC 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 54	Director, President and Chairman of the Board	Indefinite; Director, President and Chairman of the Board since 1996	HLM Holdings, Inc., Harding Loevner LLC's managing member, President, 7/89-present; Parks Tennant Corporation (real estate), President, 1/01-present.	6	Harding Loevner Funds, plc

Jennifer M. Borggaard** Affiliated Managers, Group, Inc. 600 Hale Street Prides Crossing, MA 01965 Age, 39	Director	Indefinite; Director since 2008	Affiliated Managers Group, Inc. ("AMG") (Asset Management Firm), Senior Vice President, 2007-present, Vice President, 2004-2007, Director and Senior Counsel, 2001-2004.	6	Director, DFD Fund of Funds, plc (4 portfolios)

*  Each director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

**  David R. Loevner is considered an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because he serves as President of the managing member of HLM Holdings, Inc., Managing Member of Harding Loevner LLC, the Fund's investment advisor. Jennifer M. Borggaard is an interested person of the Fund because she is an officer of AMG.

55

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund (continued)

(unaudited)

Principal Officers of the Fund

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Servedt	Principal Occupation (s) During Past Five Years
Richard Reiter Harding Loevner LLC 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 42	Vice President	1 year ; Vice President since 2007	HLM Holdings, Inc. (managing mermber of Harding Loevner LLC), Director 4/96-current.

Puran Dulani Harding Loevner LLC 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 50	Chief Financial Officer and Treasurer	1 year; Chief Financial Officer and Treasurer since 2007	HLM Holdings, Inc. (managing member of Harding Loevner LLC), Chief of Operations and Accounting 3/02-present.

Ellen Blanchard State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 34	Anti-Money Laundering Compliance Officer	1 year; Anti-Money Laundering Compliance Officer since 2007	State Street Bank & Trust Company (formerly, Investors Bank & Trust Company), Director and Senior Associate Counsel, 1/06-present; Senior Manager and Associate Counsel, 8/04-12/05; Manager and Associate Counsel 8/02-8/04; Product Manager, 8/99-8/02.

Donna M. Rogers State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 42	Chief Compliance Officer of the Funds	1 year; Chief Compliance Officer since 2007	State Street Bank & Trust Company, (formerly, Investors Bank & Trust Company), Senior Director, 2002-present.

Brendan J. O'Neill State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 40	Assistant Treasurer	1 year; Assistant Treasurer since 2004	State Street Bank & Trust Company (formerly, Investors Bank & Trust Company), Unit Director 11/07-present, Director 1/05-10/07; Senior Manager 11/02-12/04; Manager 7/00-10/02.

Francine S. Hayes State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 40	Secretary	1 year; Secretary since 2008	State Street Bank & Trust Company (formerly, Investors Bank & Trust Company), Vice President and Senior Counsel, from 2004-present; and Assistant Vice President and Counsel, 2001-2004.

Brian C. Poole State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 37	Assistant Secretary	1 year; Secretary since 2008	State Street Bank & Trust Company (formerly, Investors Bank & Trust Company), Vice President and Counsel, 3/08-present and Associate Counsel, 7/04-9/07; Fidelity Investments, Legal Product Manager, 11/00-7/04.

Lori M. Renzulli Harding Loevner LLC 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 42	Assistant Secretary	1 year, Assistant Secretary since 2008	HLM Holdings, Inc. (managing member of Harding Loevner LLC), Chief Counsel and Chief Compliance Officer 6/06-present; MetLife, Director, Corporate Ethics and Compliance, 1/06-5/06; CitiStreet Retirement Services, Vice President and Counsel, 7/89-12/05.

t  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

The Fund's Statement of Additional Information contains additional information about the Directors of the Fund and is available, without charge, upon request, by calling 1-877-435-8105.

56

Harding, Loevner Funds, Inc.

Results of Special Meeting of Shareholders

(unaudited)

On November 5, 2008, Harding, Loevner Funds, Inc. (the "Fund") held a Special Meeting of Shareholders to: (i) approve a new investment advisory agreement between Harding Loevner LLC and the Fund, on behalf of each of its series (the "Portfolios"); (ii) elect the Board of Directors of the Fund; and (iii) eliminate a fundamental investment restriction on investments in shares of other investment companies for each of International Equity Portfolio, Global Equity Portfolio and Emerging Markets Portfolio.

Each Portfolio voted as follows regarding the investment advisory agreement between Harding Loevner LLC and the Fund:

International Equity Portfolio	11,009,317 votes in favor 42,219 votes against 2,829,929 votes abstained

Global Equity Portfolio	1,356,903 votes favor 0 votes against 29,811 votes abstained

Emerging Markets Portfolio	17,633,989 votes in favor 568,947 votes against 5,147,818 votes abstained

Institutional Emerging Markets Portfolio	10,901,812 votes in favor 0 votes against 0 votes abstained

International Small Companies Portfolio	413,414 votes in favor 458 votes against 85,320 votes abstained

Frontier Emerging Markets Portfolio	978,368 votes in favor 0 votes against 0 votes abstained

The following Directors were elected to serve or continue to serve as Directors of the Fund:

Jennifer M. Borggaard	46,154,629 votes in favor 4,843,678 votes against 0 votes abstained

William E. Chapman, II	50,289,476 votes in favor 708,831 votes against 0 votes abstained

R. Kelly Doherty	50,307,744 votes in favor 690,563 votes against 0 votes abstained

Charles Freeman	50,280,687 votes in favor 717,620 votes against 0 votes abstained

Jane A. Freeman	50,296,330 votes in favor 701,977 votes against 0 votes abstained

57

Harding, Loevner Funds, Inc.

Results of Special Meeting of Shareholders (continued)

(unaudited)

Samuel R. Karetsky	50,305,063 votes in favor 693,244 votes against 0 votes abstained

David R. Loevner	46,163,841 votes in favor 4,834,466 votes against 0 votes abstained

Eric Rakowski	50,271,316.53 votes in favor 726,991.88 votes against 0 votes abstained

Each of International Equity Portfolio, Global Equity Portfolio and Emerging Markets Portfolio voted as follows regarding the elimination of a fundamental investment restriction on investments in shares of other investment companies:

International Equity Portfolio	10,764,929 votes in favor 129,428 votes against 2,987,108 votes abstained

Global Equity Portfolio	1,211,035 votes in favor 1,997 votes against 173,682 votes abstained

Emerging Markets Portfolio	16,361,347 votes in favor 1,371,085 votes against 5,618,323 votes abstained

58

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios' Form N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund's proxy voting record relating to the Portfolios' securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.hardingloevner.com and on the SEC's website at www.sec.gov, on Form N-PX.

Proxy Voting Policies and Procedures

A description of the Fund proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC's website at www.sec.gov.

59

Harding, Loevner Funds, Inc.

Officers & Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

David R. Loevner

Director, President and Chairman
of the Board of the Funds

Jennifer M. Borggaard

Director of the Funds

William E. Chapman II

Director of the Funds

R. Kelly Doherty

Director of the Funds

Charles Freeman

Director of the Funds

Jane A. Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

Eric Rakowski

Director of the Funds

Raymond J. Clark

Director of the Funds

Donna Rogers

Chief Compliance Officer of the Funds

Ellen Blanchard

Anti-Money Laundering Compliance
Officer of the Funds

Puran Dulani

Chief Financial Officer and Treasurer
for the Funds

Richard Reiter

Vice President of the Funds

Brendan J. O'Neill

Assistant Treasurer of the Funds

Francine S. Hayes

Secretary of the Funds

Brian C. Poole

Assistant Secretary of the Funds

Lori M. Renzulli

Assistant Secretary of the Funds

INVESTMENT ADVISOR

Harding Loevner LLC

50 Division Street, Suite 401

Somerville, NJ 08876

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street

Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND
FUND ACCOUNTING AGENT

State Street Bank & Trust Co.

P.O. Box 9130

Boston, MA 02117

TRANSFER AND DIVIDEND
DISBURSING AGENT

State Street Bank & Trust Co.

P.O. Box 9130

Boston, MA 02117

LEGAL COUNSEL

Dechert LLC

1095 Avenue of the Americas

New York, NY 10036-6797

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, PA 19103-2499

60

HARDING, LOEVNER FUNDS, INC.

INVESTMENT ADVISOR	DISTRIBUTOR

Harding Loevner LLC	Quasar Distributors, LLC
50 Division Street, Suite 401	615 East Michigan Street
Somerville, NJ 08876-2943	Milwaukee, WI 53202-5210

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

State Street Bank and Trust Company P.O. Box 9130	KPMG LLP 1601 Market Street
Boston, MA 02117-9130	Philadelphia, PA 19103-2499

LEGAL COUNSEL

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036-6797

This report is intended for shareholders of Harding, Loevner Funds, Inc. It may not be used as sales literature unless preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

HLFSANINV-G 12/08

Annual Report	October 31, 2008

Mutual Funds for Institutional Investors

•    Institutional Emerging Markets Portfolio

•    International Equity Portfolio

•    Frontier Emerging Markets Portfolio

Harding, Loevner Funds, Inc.

P.O. Box 642, OPS 22

Boston, MA 02117-0642

(877) 435-8105 • www.hardingloevner.com

Harding, Loevner Funds, Inc.

Table of Contents

Expense Example	.	3

Portfolio of Investments and Statements of Assets and Liabilities

Institutional Emerging Market Portfolio		4

Performance Information and Statements of Net Assets

International Equity Portfolio		11

Global Equity Portfolio		19

Frontier Emerging Markets Portfolio		25

Statements of Operations		31

Statements of Changes in Net Assets		33

Financial Highlights		37

Notes to Financial Statements		41

Report of Independent Registered Public Accounting Firm		49

Supplemental Tax Information		50

Approval of Investment Adviser Agreement		51

Directors and Principal Officers		54

Supplemental Information		59

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

This Page Intentionally Left Blank

Harding, Loevner Funds, Inc.

Expense Example

October31, 2008 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2008 and held for the entire six month period from May 1, 2008 to October 31, 2008 for the International Equity Portfolio, Institutional Class, Institutional Emerging Markets Portfolio, Global Equity Portfolio, Institutional Class, and Frontier Emerging Markets Portfolio, Institutional Class.

Actual Expenses

The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled "Expenses Paid during Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2008 to October 31, 2008)
Institutional Emerging Markets Portfolio
Actual	$1,000.00	$495.20	1.30%	$4.89
Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	1.30%	6.60
International Equity Portfolio, Institutional Class
Actual	1,000.00	597.40	0.99%	3.98
Hypothetical (5% annual return before expenses)	1,000.00	1,020.15	0.99%	5.04
Global Equity Portfolio, Institutional Class
Actual	1,000.00	651.90	1.25%	5.19
Hypothetical (5% annual return before expenses)	1,000.00	1,018.85	1.25%	6.34
Frontier Emerging Markets Portfolio
Actual	1,000.00	1,000.00	2.00%	8.63
Hypothetical (5% annual return before expenses)	1,000.00	1,012.95	2.00%	8.69

*  Expenses are calculated using each Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (184 days), and divided by the number of days in the year (366 days).

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio — Overview
(unaudited)
October 31, 2008

	Returns for the Year Ended October 31, 2008
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	Inception	5 YR	Inception
Institutional Emerging Markets Portfolio (Inception date 10/17/05)	(54.33)%	N/A	(2.89)%	N/A	(0.96)%
MSCI Emerging Markets (Net dividend)	(56.35)%	N/A	(1.73)%	N/A	(0.57)%
Lipper Emerging Markets Funds Index	(56.43)%	N/A	(6.15)%	N/A	(2.06)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevner.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio — Overview

October 31, 2008

The Institutional Emerging Markets Portfolio suffered a loss of (54.33)% for the fiscal year ending October 31, 2008, as compared to a loss of (56.35)% for its benchmark, the MSCI Emerging Markets Index.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in the securities of emerging markets companies that exhibited the fundamental characteristics of growth, financial strength, management quality, and durable competitive advantage.

The Portfolio benefited from favorable sector allocations this year. Our cautious economic outlook and focus on companies with strong pricing power led us to overweight the economically-defensive Consumer Staples and Health Care sectors compared to the benchmark and to remain significantly underweight in the economically-sensitive Energy and Materials sectors.

To a lesser degree, stock selection also enhanced our performance relative to the benchmark. Our holdings in Financials, Industrials, Information Technology, and Materials outperformed overall. Strong stocks in these sectors included Banco Santander Chile, China Insurance International, Orascom Construction, Jiangsu Expressway, Delta Electronics, and Israel Chemicals.

The Portfolio's performance was hurt by weaker stock selection in the Consumer Discretionary, Consumer Staples, and Telecom Services sectors, where the disappointments included Central European Media, China Mengniu, and VimpelCom.

From a geographic perspective, while some of the Portfolio's regional tilts differ substantially from the benchmark, this had little impact on relative performance overall. The key exception was China, where our underweight due to concerns about its market valuation and economic outlook boosted returns.

Bold indicates companies held in the Portfolio during the fiscal year. The Portfolio is actively managed; therefore holdings may not be current. Portfolio holdings and sector allocations are subjects to change at any time and are not recommendations to buy or sell any security. Current and future holdings are subject to risk. Please refer to the Schedule of Investments in this report for complete fund holdings.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. The portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Index consists of 25 emerging market countries. Net dividends are reinvested.

It is not possible to invest directly in an index.

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments
October 31, 2008

Industry	Percentage of Net Assets
Airlines	0.9%
Automotive	1.0
Banks	15.2
Beverages, Food & Tobacco	3.8
Building Materials	1.4
Chemicals	3.5
Coal	0.2
Commercial Services & Supplies	4.1
Communications	11.5
Electric Utilities	3.0
Electrical Equipment	5.1
Electronics	1.6
Engineering & Construction	2.2
Financial Services	4.0
Food Retailers	0.9
Health Care Providers & Services	1.8
Holding Companies-Diversified	2.7
Home Construction, Furnishings & Appliances	0.8
Household Products	1.2
Insurance	3.4
Metals & Mining	4.3
Oil & Gas	10.3
Pharmaceuticals	3.5
Real Estate	0.7
Retailers	2.9
Semiconductors	5.0
Transportation	0.7
Total Investments	95.7
Other Assets Less Liabilities	4.3 *
Net Assets	100.0%

*  Breakout of other assets and liabilities may be found on page 9.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments
October 31, 2008 (continued)

	Shares	Value (1)
Common Stocks - 95.4%
Brazil - 10.1%
All America Latina Logistica SA (Transportation)	211,800	$987,390
Anhanguera Educacional Participacoes SA (Commercial Services & Supplies)	87,856	648,427
Banco Itau Holding Financeira SA - ADR (Banks)	176,060	1,947,224
Companhia Vale do Rio Doce - ADR (Metals & Mining)	238,040	3,123,085
Cyrela Brazil Realty SA (Real Estate)	200,798	982,441
JBS SA (Beverages, Food & Tobacco)	577,900	1,053,637
Petroleo Brasileiro SA - ADR (Oil & Gas)	155,946	4,193,388
Wilson Sons Ltd. - ADR (Commercial Services & Supplies)	99,548	445,703
		13,381,295
Chile - 3.8%
Banco Santander - ADR (Banks)	41,836	1,497,729
Lan Airlines SA - Sponsored ADR (Airlines)	111,700	1,127,053
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	103,600	2,372,440
		4,997,222
China - 12.0%
Anhui Conch Cement Co., Ltd. (Building Materials)	322,000	1,036,578
ASM Pacific Technology Ltd. (Electrical Equipment)	356,500	1,184,910
China Communications Construction Co., Ltd. - Class H (Engineering & Construction)	1,862,000	1,300,720
China Insurance International Holdings Co., Ltd. (Insurance)#	1,120,000	1,749,929
China Mobile Ltd. - Sponsored ADR (Communications)	83,489	3,664,332
China Resources Enterprise (Financial Services)	1,208,000	2,370,911
Hengan International Group Co., Ltd. (Health Care Providers & Services)	847,000	2,388,761
Jiangsu Expressway Co., Ltd. - Class H (Commercial Services & Supplies)	3,068,000	2,150,811
		15,846,952
Colombia - 0.8%
BanColombia SA - Sponsored ADR (Banks)	55,670	1,087,235
Czech Republic - 1.9%
CEZ (Electric Utilities)	56,850	2,467,751
Egypt - 1.3%
Orascom Construction Industries - GDR, Reg S (Commercial Services & Supplies)	25,760	1,746,334
Greece - 0.7%
Coca Cola Hellenic Bottling Co. SA (Beverages, Food & Tobacco)*	68,330	958,659
Hungary - 0.6%
Richter Gedeon Nyrt (Pharmaceuticals)	5,200	714,353
India - 9.4%
Axis Bank Ltd. (Banks)	126,200	1,493,495
Bharti Airtel-Ventures Ltd. (Communications)*	273,450	3,663,506
HDFC Bank Ltd. - ADR (Banks)	38,003	2,492,997
Hindustan Unilever Ltd. (Household Products)	346,200	1,563,441
Larsen & Toubro Ltd. (Engineering & Construction)	99,400	1,646,782
NTPC Ltd. (Electric Utilities)	518,700	1,496,748
		12,356,969

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments
October 31, 2008 (continued)

	Shares	Value (1)
Indonesia - 2.5%
PT Astra International Tbk (Retailers)	659,500	$573,154
PT Bank Rakyat Indonesia (Banks)	3,095,000	1,000,407
PT Bumi Resources Tbk (Coal)#	1,600,000	233,208
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	74,130	1,485,565
		3,292,334
Israel - 3.7%
Israel Chemicals Ltd. (Chemicals)	229,130	2,281,301
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	61,900	2,654,272
		4,935,573
Luxembourg - 1.0%
Millicom International Cellular SA (Communications)	33,900	1,356,000
Malaysia - 2.9%
Public Bank berhad (Banks)	740,000	1,751,486
Sime Darby Berhad (Holding Companies-Diversified)	1,175,977	2,068,077
		3,819,563
Mexico - 4.8%
America Movil SA de CV, Series L - ADR (Communications)	64,050	1,981,707
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	737,380	1,409,718
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)*	801,000	1,120,498
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	68,515	1,822,499
		6,334,422
Peru - 1.0%
Credicorp Ltd. (Banks)	31,600	1,240,932
Philippines - 0.5%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	16,255	664,829
Poland - 2.0%
Bank Pekao SA (Banks)#	26,110	1,187,338
Central European Distribution Corp. (Beverages, Food & Tobacco)*	50,250	1,446,698
		2,634,036
Russia - 5.8%
Lukoil - Sponsored ADR (Oil & Gas)	30,978	1,183,359
OAO Gazprom - Sponsored ADR (Oil & Gas)	197,800	3,991,602
Sberbank of Russia (Banks)	1,192,600	1,272,217
Wimm-Bill-Dann Foods - ADR (Food Retailers)*	15,863	697,020
X 5 Retail Group NV - GDR, Reg S (Food Retailers)*	46,456	478,872
		7,623,070
South Africa - 7.4%
Impala Platinum Holdings Ltd. (Metals & Mining)	129,524	1,359,399
MTN Group Ltd. (Communications)	203,850	2,300,464
Murray & Roberts Holdings Ltd. (Building Materials)	118,000	805,372
SABMiller plc (Beverages, Food & Tobacco)	93,400	1,497,441
Sasol Ltd. (Oil & Gas)	93,137	2,789,840
Standard Bank Group Ltd. (Banks)	129,500	1,035,036
		9,787,552
South Korea - 10.7%
Hankook Tire Co., Ltd. (Automotive)	143,900	1,382,600
KB Financial Group Inc. - ADR (Banks)*	33,823	832,384

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments
October 31, 2008 (continued)

	Shares	Value (1)
South Korea (continued)
LG Corp. (Holding Companies-Diversified)	36,400	$1,444,372
MegaStudy Co., Ltd. (Commercial Services & Supplies)	3,880	433,519
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	6,191	783,438
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	18,920	3,939,679
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	20,710	2,742,959
Shinsegae Co., Ltd. (Retailers)	4,030	1,421,871
Taewoong Co., Ltd. (Metals & Mining)	24,100	1,171,067
		14,151,889
Taiwan - 7.2%
Delta Electronics (Electrical Equipment)	1,374,205	3,171,154
MediaTek Inc. (Semiconductors)	212,270	1,894,344
Synnex Technology International Corp. (Electronics)	1,556,300	2,048,685
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	1,628,854	2,410,153
		9,524,336
Thailand - 2.2%
PTT Exploration & Production plc (Oil & Gas)	411,600	1,004,046
Siam Commercial Bank-Alien (Banks)	1,296,570	1,942,080
		2,946,126
Turkey - 2.2%
Haci Omer Sabanci Holding AS (Financial Services)	632,000	1,537,316
Turkiye Is Bankasi (Banks)	464,171	1,310,084
		2,847,400
United Kingdom - 0.9%
Hikma Pharmaceuticals plc (Pharmaceuticals)	234,820	1,224,554
Total Common Stocks (Cost $186,135,290)		125,939,386
Preferred Stocks - 0.3%
Russia - 0.3%
Transneft (Oil & Gas)	1,429	479,578
Total Preferred Stocks (Cost $2,431,146)		479,578
Rights - 0.0%
Brazil - 0.0%
Anhanguera Educacional Participacoes SA (Commercial Services & Supplies)#,*	2,923	—
Total Investments - 95.7% (Cost $188,566,436)		126,418,964
Other Assets, Less Liabilities - 4.3%		5,618,198
Net Assets - 100.0%		$132,037,162

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933.

(1)  See Note 2 to Financial Statements.

#  Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.

*  Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Statement of Assets and Liabilities
October 31, 2008 (continued)

Value (1)
Assets
Investment in securities, at value (cost $188,566,436)	$126,418,964
Cash	6,955,440
Receivable for securities sold	21,590,333
Dividends and interest receivable	247,088
Foreign currency (cost $1,397,592)	1,397,016
Tax reclaim receivable	14,275
Total assets	156,623,116
Liabilities
Payable to Investment Advisor	(110,740)
Payable for securities purchased	(5,041,345)
Payable for Fund shares redeemed	(19,263,795)
Other liabilities	(170,074)
Total liabilities	(24,585,954)
Net assets	$132,037,162
Components of Net Assets as of October 31, 2008 were as follows:
Paid-in capital	$217,126,853
Accumulated undistributed net investment income	5,094,625
Accumulated net realized gain (loss) from investment transactions	(28,013,013)
Net unrealized appreciation (depreciation) on assets and liabilities denominated in foreign currencies (Note 4)	(62,171,303)
$132,037,162
Net Assets
Applicable to 14,214,409 outstanding $.001 par value shares (authorized 500,000,000 shares)	$132,037,162
Net Asset Value, Offering Price and Redemption Price Per Share	$9.29

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio — Overview
(unaudited)
October 31, 2008

	Returns for the Year Ended October 31, 2008
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	10 YR	5 YR	10 YR
International Equity Institutional Class (Inception date 11/1/94)	(42.33)%	21.27%	35.88%	3.93%	3.11%
MSCI All Country World ex-US (Net dividend)	(48.53)%	25.32%	32.72%	4.62%	2.87%
Lipper International Fund Index	(46.77)%	21.29%	33.07%	3.94%	2.90%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevner.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

International Equity Portfolio — Overview

October 31, 2008

The International Equity Portfolio lost (42.33)% for the fiscal year ending October 31, 2008. In comparison, the benchmark MSCI All Country World ex-US Index fell (48.53)%.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in the securities of non-US companies that exhibited the fundamental characteristics of growth, financial strength, management quality, and durable competitive advantage.

The Portfolio benefited from having nearly three times the benchmark weight in Health Care companies and nearly twice the benchmark weight in Consumer Staples (two of the best-performing sectors in the benchmark this year). Our longstanding underweight in Financials helped performance as well. Our holdings in the health care equipment (Alcon, Synthes), capital goods (Fanuc, Kubota), semiconductor (Taiwan Semiconductor), tech hardware (Keyence), energy (BG Group, EnCana), and materials (Air Liquide) groups all performed better than their peers.

Results within the Consumer Staples sector were hurt by our holdings in food-ingredient producers (i.e., agricultural commodity processors Bunge and Olam International). We also suffered from our holdings in banks with significant Eastern European businesses, including Poland's Bank Pekao and Austria's Erste Bank.

Bold indicates companies held in the Portfolio during the fiscal year. The Portfolio is actively managed; therefore holdings may not be current. Portfolio holdings and sector allocations are subjects to change at any time and are not recommendations to buy or sell any security. Current and future holdings are subject to risk. Please refer to the Schedule of Investments in this report for complete fund holdings.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. The portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

The MSCI All Country World ex-US Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the US. The Index consists of 48 developed and emerging market countries. Net dividends are reinvested.

It is not possible to invest directly in an index.

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2008

Industry	Percentage of Net Assets
Banks	7.4%
Beverages, Food & Tobacco	13.4
Chemicals	5.3
Commercial Services & Supplies	6.9
Communications	5.1
Computer Software & Processing	3.0
Computers & Information	0.6
Cosmetics & Personal Care	2.2
Electrical Equipment	8.5
Electronics	2.1
Financial Services	1.4
Health Care Providers & Services	1.6
Heavy Machinery	1.9
Holding Companies-Diversified	2.0
Insurance	2.5
Machinery - Diversified	2.5
Media	1.8
Medical Supplies	7.6
Oil & Gas	13.0
Pharmaceuticals	3.8
Real Estate	1.4
Retailers	2.1
Semiconductors	1.8
Total Investments	97.9
Other Assets Less Liabilities	2.1 *
Net Assets	100.0%

*  Breakout of other assets and liabilities may be found on page 17.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2008 (continued)

	Shares	Value (1)
Common Stocks - 96.8%
Australia - 2.4%
Cochlear Ltd. (Medical Supplies)	129,810	$4,940,267
Austria - 1.8%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	136,020	3,681,727
Bermuda - 2.1%
Bunge Ltd. (Beverages, Food & Tobacco)	113,280	4,351,085
Canada - 3.9%
EnCana Corp. (Oil & Gas)	72,782	3,705,332
Imperial Oil Ltd. (Oil & Gas)	120,290	4,263,077
		7,968,409
Finland - 1.8%
Nokia Oyj - Sponsored ADR (Communications)	240,700	3,653,826
France - 14.4%
Air Liquide (Chemicals)	86,102	7,421,212
Dassault Systemes SA (Computer Software & Processing)	149,300	6,163,643
L'Oreal SA (Cosmetics & Personal Care)	59,470	4,495,664
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	56,830	3,791,698
Schlumberger Ltd. (Oil & Gas)	76,000	3,925,400
Schneider Electric SA (Electrical Equipment)	58,050	3,491,936
		29,289,553
Germany - 5.7%
Allianz SE (Insurance)	35,680	2,672,041
Fresenius AG (Health Care Providers & Services)	54,370	3,193,198
Qiagen NV (Commercial Services & Supplies)*	398,220	5,814,606
		11,679,845
Hong Kong - 2.6%
Hutchison Whampoa Ltd. (Commercial Services & Supplies)	459,000	2,512,461
Li & Fung Ltd. (Commercial Services & Supplies)	1,408,200	2,831,534
		5,343,995
Indonesia - 1.4%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	141,940	2,844,478
Japan - 15.8%
Fanuc Ltd. (Electrical Equipment)	59,400	4,031,574
Hoya Corp. (Electronics)	233,400	4,326,384
JSR Corp. (Chemicals)	284,200	3,296,645
Keyence Corp. (Electrical Equipment)	28,765	5,554,884
Kubota Corp. (Machinery - Diversified)	978,300	5,027,111
Monex Beans Holdings Inc. (Computers & Information)	3,410	1,116,007
Nomura Holdings Inc. (Financial Services)	305,500	2,840,547
So-net M3 Inc. (Commercial Services & Supplies)	881	2,960,985
Sumitomo Realty & Development Co., Ltd. (Real Estate)	182,000	2,920,094
		32,074,231

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2008 (continued)

	Shares	Value (1)
Malaysia - 2.0%
Sime Darby Berhad (Holding Companies-Diversified)	2,339,810	$4,114,798
Mexico - 4.0%
America Movil SA de CV, Series L - ADR (Communications)	126,600	3,917,004
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	162,120	4,312,392
		8,229,396
Poland - 1.1%
Bank Pekao SA - GDR, Reg S (Banks)#	47,560	2,150,488
Russia - 2.6%
OAO Gazprom - Sponsored ADR (Oil & Gas)	257,570	5,197,760
Singapore - 1.9%
DBS Group Holdings Ltd. (Banks)	266,083	2,037,017
Olam International Ltd. (Beverages, Food & Tobacco)	2,033,900	1,766,963
		3,803,980
South Africa - 2.3%
Sasol Ltd. (Oil & Gas)	153,520	4,598,561
South Korea - 1.8%
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	17,920	3,731,450
Sweden - 2.9%
Atlas Copco AB - Class A (Heavy Machinery)	464,600	3,883,533
Skandinaviska Enskilda Banken AB, Class A (Banks)	209,200	2,110,604
		5,994,137
Switzerland - 12.7%
Alcon Inc. (Medical Supplies)	19,120	1,684,854
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	192,650	7,407,393
Nobel Biocare Holding AG (Medical Supplies)	102,600	1,765,634
Roche Holding AG - Genusschein (Pharmaceuticals)	50,150	7,676,249
Swiss Re - Registered (Insurance)	58,650	2,443,504
Synthes Inc. (Medical Supplies)	36,920	4,766,948
		25,744,582
Taiwan - 2.1%
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	2,834,713	4,194,417
United Kingdom - 11.5%
BG Group plc (Oil & Gas)	325,980	4,795,538
Standard Chartered plc (Banks)	299,810	4,977,580
Tesco plc (Beverages, Food & Tobacco)	1,187,480	6,490,991
Unilever plc (Beverages, Food & Tobacco)	152,425	3,436,479
WPP Group plc (Media)	607,220	3,668,501
		23,369,089
Total Common Stocks (Cost $213,725,598)		196,956,074

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2008 (continued)

	Shares	Value (1)
Preferred Stocks - 1.1%
Germany - 1.1%
Fresenius AG (Medical Supplies)	35,080	$2,244,951
Total Preferred Stocks (Cost $2,528,985)		2,244,951
Total Investments - 97.9% (Cost $216,254,583)		$199,201,025

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2008 (continued)

Value (1)
Liabilities, Net of Other Assets - 2.1%
Cash	$3,938,339
Dividends and interest receivable	474,880
Foreign currency (cost $22,409)	22,037
Receivable for Fund shares sold	32,530
Tax reclaim receivable	200,742
Prepaid expenses	2,530
Payable to Investment Advisor	(132,490)
Payable for Fund shares redeemed	(15,542)
Payable for distribution fees	(9,107)
Other liabilities	(142,800)
4,371,119
Net Assets - 100%
Investor Class
Applicable to 1,062,034 outstanding $.001 par value shares (authorized 250,000,000 shares)	$12,121,997
Net Asset Value, Offering Price and Redemption Price Per Share	$11.41
Institutional Class
Applicable to 16,730,051 outstanding $.001 par value shares (authorized 250,000,000 shares)	$191,450,147
Net Asset Value, Offering Price and Redemption Price Per Share	$11.44
Components of Net Assets as of October 31, 2008 were as follows:
Paid-in capital	$179,651,305
Accumulated undistributed net investment income	2,842,758
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	38,124,657
Net unrealized appreciation (depreciation) on assets and liabilities denominated in foreign currencies (Note 4)	(17,046,576)
$203,572,144

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933.

(1)  See Note 2 to Financial Statements.

*  Non-income producing security.

#  Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio — Overview
(unaudited)
October 31, 2008

	Returns for the Year Ended October 31, 2008
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	10 YR	5 YR	10 YR
Global Equity Portfolio (Inception date 12/1/96)	(38.54)%	16.65%	46.50%	3.13%	3.89%
MSCI All Country World Index (Net dividend)	(43.58)%	11.11%	13.02%	2.13%	1.23%
Lipper Global Equity Fund Index	(40.35)%	13.38%	27.61%	2.54%	2.47%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevner.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

Global Equity Portfolio — Overview

October 31, 2008

The Global Equity Portfolio lost (38.54)% for the fiscal year ending October 31, 2008. In comparison, our benchmark, the MSCI All Country World Index, fell (43.58)%.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in the securities of global companies that exhibited the fundamental characteristics of growth, financial strength, management quality, and durable competitive advantage.

The Portfolio benefited from having more than twice the benchmark weight in Health Care, the best-performing sector in the Index this year. Our longstanding small weight (relative to the benchmark) in Financials helped performance as well. Our holdings in the pharmaceuticals & biotech (Abbott Labs, Genentech), health care equipment (Alcon, Synthes), capital goods (Emerson, 3M Company), tech hardware (Keyence, Qualcomm), and materials (Air Liquide) groups all performed better than their peers.

Results within the Consumer Staples sector were hurt by our holdings in food-ingredient producers (i.e., agricultural commodity processors Bunge and Olam International) as well as by traditional stalwart L'Oreal. In Financials, we suffered from our holding in AIG (now sold), which had to be rescued by the US government due to the company's guarantees of mortgage-related securities.

Bold indicates companies held in the Portfolio during the fiscal year. The Portfolio is actively managed; therefore holdings may not be current. Portfolio holdings and sector allocations are subjects to change at any time and are not recommendations to buy or sell any security. Current and future holdings are subject to risk. Please refer to the Schedule of Investments in this report for complete fund holdings.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. The portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The Index consists of 47 developed and emerging market countries. Net dividends are reinvested.

It is not possible to invest directly in an index.

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
October 31, 2008

Industry	Percentage of Net Assets
Banks	4.5%
Beverages, Food & Tobacco	7.4
Chemicals	4.3
Commercial Services & Supplies	5.4
Communications	7.2
Computer Software & Processing	5.9
Cosmetics & Personal Care	4.0
Electrical Equipment	6.6
Financial Services	2.2
Health Care Providers & Services	1.1
Holding Companies-Diversified	1.1
Industrial - Diversified	2.6
Insurance	0.8
Internet	5.3
Leisure Time	0.9
Medical Supplies	6.7
Metals & Mining	1.1
Oil & Gas	10.0
Pharmaceuticals	12.7
Real Estate	1.3
Retailers	2.7
Semiconductors	1.4
Textiles & Apparel	1.8
Transportation	1.8
Total Investments	98.8
Other Assets Less Liabilities	1.2 *
Net Assets	100.0%

*  Breakout of other assets and liabilities may be found on page 23.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
October 31, 2008 (continued)

	Shares	Value (1)
Common Stocks - 98.8%
Australia - 3.2%
Cochlear Ltd. (Medical Supplies)	14,530	$552,978
Rio Tinto Ltd. (Metals & Mining)	5,750	297,524
		850,502
Austria - 0.6%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	5,800	156,992
Bermuda - 2.1%
Bunge Ltd. (Beverages, Food & Tobacco)	14,620	561,554
Canada - 2.3%
EnCana Corp. (Oil & Gas)	11,890	605,320
China - 1.8%
China Merchants Holdings International Co., Ltd. (Transportation)	196,000	463,450
Denmark - 1.1%
Novo Nordisk A/S, Series B (Pharmaceuticals)	5,300	283,712
France - 8.1%
Air Liquide (Chemicals)	4,779	411,906
Dassault Systemes SA (Computer Software & Processing)	11,650	480,954
L'Oreal SA (Cosmetics & Personal Care)	7,760	586,621
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	3,384	225,780
Schlumberger Ltd. (Oil & Gas)	7,890	407,519
		2,112,780
Germany - 3.2%
Fresenius AG (Health Care Providers & Services)	4,770	280,146
Qiagen NV (Commercial Services & Supplies)	20,578	300,470
SAP AG - Sponsored ADR (Computer Software & Processing)	6,980	246,603
		827,219
Hong Kong - 1.7%
Li & Fung Ltd. (Commercial Services & Supplies)	225,800	454,027
Indonesia - 1.0%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	12,980	260,119
Japan - 10.5%
Fanuc Ltd. (Electrical Equipment)	3,400	230,764
JSR Corp. (Chemicals)	21,200	245,914
Keyence Corp. (Electrical Equipment)	4,560	880,594
Nomura Holdings Inc. (Financial Services)	62,300	579,267
So-net M3 Inc. (Commercial Services & Supplies)	140	470,531
Sumitomo Realty & Development Co., Ltd. (Real Estate)	22,000	352,978
		2,760,048
Malaysia - 1.1%
Sime Darby Berhad (Holding Companies-Diversified)	160,157	281,653
Mexico - 1.2%
America Movil SA de CV, Series L - ADR (Communications)	10,600	327,964

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
October 31, 2008 (continued)

	Shares	Value (1)
Russia - 2.6%
OAO Gazprom - Sponsored ADR (Oil & Gas)	33,400	$674,012
Singapore - 2.2%
Olam International Ltd. (Beverages, Food & Tobacco)	664,100	576,941
South Africa - 1.5%
Sasol Ltd. (Oil & Gas)	13,430	402,284
Switzerland - 9.1%
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	15,225	585,401
Novartis AG - Registered (Pharmaceuticals)	7,620	385,485
Roche Holding AG - Genusschein (Pharmaceuticals)	2,350	359,705
Sonova Holding AG (Medical Supplies)	4,880	205,115
Swiss Re - Registered (Insurance)	5,100	212,479
Synthes Inc. (Medical Supplies)	4,890	631,375
		2,379,560
Taiwan - 1.4%
MediaTek Inc. (Semiconductors)	41,410	369,552
United Kingdom - 3.5%
Carnival plc - ADR (Leisure Time)	10,500	238,350
RPS Group plc (Commercial Services & Supplies)	75,300	179,978
Standard Chartered plc (Banks)	30,400	504,714
		923,042
United States - 40.6%
3M Co. (Industrial - Diversified)	10,570	679,651
Abbott Laboratories (Pharmaceuticals)	14,350	791,402
Cisco Systems Inc. (Communications)*	45,515	808,802
Coach Inc. (Textiles & Apparel)*	23,200	477,920
Colgate-Palmolive Co. (Cosmetics & Personal Care)	7,150	448,734
Electronic Arts Inc. (Computer Software & Processing)*	14,260	324,843
Emerson Electric Co. (Electrical Equipment)	19,070	624,161
Exxon Mobil Corp. (Oil & Gas)	7,190	532,923
Genentech Inc. (Pharmaceuticals)*	6,890	571,457
Genzyme Corp. (Pharmaceuticals)*	7,400	539,312
Google Inc. - Class A (Internet)*	2,357	847,011
Medco Health Solutions Inc. (Pharmaceuticals)*	10,568	401,056
Medtronic Inc. (Medical Supplies)	9,100	367,003
Oracle Corp. (Computer Software & Processing)*	27,110	495,842
Praxair Inc. (Chemicals)	7,220	470,383
Qualcomm Inc. (Communications)	13,150	503,119
Walgreen Co. (Retailers)	27,350	696,331
Wells Fargo & Co. (Banks)	15,350	522,667
Yahoo! Inc. (Internet)*	41,400	530,748
		10,633,365
Total Common Stocks (Cost $27,518,582)		25,904,096
Total Investments - 98.8% (Cost $27,518,582)		$25,904,096

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
October 31, 2008 (continued)

Value (1)
Liabilities, Net of Other Assets - 1.2%
Cash	$306,420
Dividends and interest receivable	39,893
Foreign currency (cost $1,825)	1,812
Receivable for Fund shares sold	4,712
Tax reclaim receivable	14,866
Prepaid expenses	223
Payable to Investment Advisor	(10,935)
Other liabilities	(53,267)
303,724
Net Assets - 100%
Institutional Class
Applicable to 1,646,320 outstanding $.001 par value shares (authorized 500,000,000 shares)	$26,207,820
Net Asset Value, Offering Price and Redemption Price Per Share	$15.92
Components of Net Assets as of October 31, 2008 were as follows:
Paid-in capital	$27,742,069
Accumulated undistributed net investment income	140,612
Accumulated net realized gain (loss) from investment transactions	(60,866)
Net unrealized appreciation (depreciation) on assets and liabilities denominated in foreign currencies (Note 4)	(1,613,995)
$26,207,820

Summary of Abbreviations

ADR  American Depository Receipt

(1)  See Note 2 to Financial Statements.

*  Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio — Overview
(unaudited)
October 31, 2008

Returns for the Period from May 27, 2008 (inception) through October 31, 2008
Cumulative Total Returns (A)
FUND NAME	Inception
Frontier Emerging Markets Portfolio (Inception date 05/27/08)	(50.20)%
MSCI Frontier Emerging Markets Index (Net Dividends)	(47.33)%
S&P Frontier Broad Market Index	(42.51)%

(A) The Institutional Class shares commenced operations on May 27, 2008.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevner.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio — Overview

October 31, 2008

The Frontier Emerging Markets Portfolio commenced operations on May 27, 2008. From this date to the end of the fiscal year on October 31, 2008, the Portfolio declined (50.20)%. A comparable index, the MSCI Frontier Emerging Markets Index, fell (47.33)% in the same period.

Consistent with its investment objectives and policies, the Portfolio was invested in the securities of companies with strong growth prospects located in frontier and emerging markets countries that we regard as both economically stable and offering attractive long-term investment potential.

Since the Portfolio was launched, investor fears that credit destruction and the resulting economic slowdown were spreading from the US and Europe to the rest of the world hit global markets hard. The Portfolio's performance suffered especially from significant exposure to Egypt and Kenya. Among our Kenyan holdings, Safaricom, a leading cellular provider and one of Kenya's most liquid stocks, was the worst performer.

From a sector standpoint, the Portfolio's Consumer Discretionary holdings fell the most on absolute terms. The steepest declines were from our European holdings, including Olympic Group, a casino operator in the Baltic region, and Central European Media, a Polish television company.

Bold indicates companies held in the Portfolio during the fiscal year. The Portfolio is actively managed; therefore holdings may not be current. Portfolio holdings and sector allocations are subjects to change at any time and are not recommendations to buy or sell any security. Current and future holdings are subject to risk. Please refer to the Schedule of Investments in this report for complete fund holdings.

Past performance does not guarantee future results.

Foreign investments involve additional risks, including greater volatility and political, economic, and currency risks and differences in accounting methods. Emerging markets countries involve greater risks, such as immature economic structures, national policies restricting investments by foreigners, and different legal systems. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss of principal and interest than higher-rated securities.

The MSCI Frontier Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Index consists of 27 frontier and emerging market countries. You cannot invest directly in this Index.

It is not possible to invest directly in an index.

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Statement of Net Assets
October 31, 2008

Industry	Percentage of Net Assets
Agriculture	1.4%
Airlines	1.2
Automotive	0.9
Banks	14.4
Beverages, Food & Tobacco	5.9
Building Materials	8.1
Chemicals	3.8
Communications	17.0
Electric Utilities	1.0
Electrical Equipment	2.0
Engineering & Construction	4.5
Entertainment	0.6
Financial Services	0.4
Health Care Providers & Services	0.8
Heavy Machinery	0.5
Industrial - Diversified	6.3
Internet	0.9
Iron & Steel	0.1
Leisure Time	0.7
Lodging	0.8
Media	5.1
Metals & Mining	1.4
Oil & Gas	6.5
Pharmaceuticals	6.2
Real Estate	3.0
Transportation	2.4
Total Investments	95.9
Other Assets Less Liabilities	4.1 *
Net Assets	100.0%

*  Breakout of other assets and liabilities may be found on page 30.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Statement of Net Assets
October 31, 2008 (continued)

	Shares	Value (1)
Common Stocks - 95.9%
Argentina - 1.8%
Molinos Rio De La Plata SA (Beverages, Food & Tobacco)*	32,790	$86,175
Bangladesh - 4.7%
Lafarge Surma Cement Ltd. (Building Materials)*	10,100	79,690
Square Pharmaceuticals Ltd. (Pharmaceuticals)*	3,388	148,469
		228,159
Chile - 2.1%
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	4,500	103,050
Croatia - 10.2%
Atlanska Plovidba (Transportation)	191	26,810
Atlantic Grupa (Beverages, Food & Tobacco)	580	52,198
Dalekovod (Engineering & Construction)	826	79,253
Ericsson Nikola Tesla (Communications)	361	82,103
Hrvatski Postanska (Communications)	2,820	113,490
Ina Industrija Nafte (Oil & Gas)	405	143,922
		497,776
Czech Republic - 3.2%
Central European Media Enterprises Ltd. (Media)*	1,400	37,394
CEZ (Electric Utilities)	1,170	50,788
Zentiva N.V. (Pharmaceuticals)	1,245	67,936
		156,118
Democratic Republic of Congo - 0.3%
Katanga Mining Ltd. (Metals & Mining)*	9,900	12,238
Egypt - 7.0%
Elswedy Cables Holdings Co. (Electrical Equipment)*	8,393	96,558
Orascom Construction Industries - GDR, Reg S (Engineering & Construction)	2,040	138,297
Orascom Telecom Holding SAE - GDR (Communications)	3,466	108,545
		343,400
Estonia - 1.2%
Olympic Entertainment Group (Entertainment)	27,770	30,085
Tallink Group Ltd. (Transportation)*	68,740	27,160
		57,245
Ghana - 1.0%
Ghana Commercial Bank (Banks)*	42,600	46,909
Indonesia - 2.4%
PT Astra International Tbk (Automotive)	52,000	45,192
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	3,620	72,545
		117,737
Israel - 1.3%
Israel Chemicals Ltd. (Chemicals)	6,440	64,119
Kazakhstan - 1.8%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)	8,100	34,610
Kazakhstan Kagazy plc- GDR (Industrial - Diversified)*	23,020	9,553

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Statement of Net Assets
October 31, 2008 (continued)

	Shares	Value (1)
Kazakhstan (continued)
KazMunaiGas Exploration Production - GDR (Oil & Gas)	1,650	$23,401
Steppe Cement Ltd. (Building Materials)*	15,250	22,157
		89,721
Kenya - 9.6%
Accesskenya (Internet)	187,000	44,097
East African Breweries Ltd. (Beverages, Food & Tobacco)	44,000	67,692
Equity Bank Ltd. (Banks)	38,000	82,421
Kenya Airways Ltd. (Airlines)	172,500	58,189
Kenya Oil Co., Ltd. (Oil & Gas)	67,900	50,947
Nation Media Group (Media)	66,400	93,781
Safaricom Ltd. (Communications)*	1,642,100	70,405
		467,532
Lebanon - 2.8%
Banque Audi sal- Audi Saradar Group - GDR, Reg S (Banks)	900	61,020
SOLIDERE - GDR, Reg S (Real Estate)	3,500	74,375
		135,395
Lithuania - 1.4%
Teo Lt AB (Communications)	131,040	68,202
Mauritius - 3.4%
Mauritius Commercial Bank (Banks)	31,400	125,014
Sun Resorts Ltd. - Class A (Lodging)	24,340	40,882
		165,896
Morocco - 7.2%
Douja Prom Addoha (Real Estate)	4,620	73,622
Managem (Metals & Mining)	1,522	55,688
Maroc Telecom (Communications)	5,870	117,957
Ona SA (Industrial - Diversified)	625	105,709
		352,976
Netherlands - 0.8%
Cinema City International N.V. (Media)*	8,150	41,145
Nigeria - 10.7%
Benue Cement Co., plc (Building Materials)#,*	274,690	86,475
Dangote Sugar Refinery plc (Agriculture)#	499,530	67,778
Diamond Bank plc (Banks)#,*	1,062,578	67,840
First Bank of Nigeria plc (Banks)#	670,900	108,843
UAC of Nigeria plc (Industrial - Diversified)#	345,880	109,854
W.a. Portland Co. (Building Materials)#	322,860	79,950
		520,740
Pakistan - 1.3%
Engro Chemical Ltd. (Chemicals)#	5,400	7,468
MCB Bank Ltd. (Banks)#	11,500	20,947
Pakistan Petroleum Ltd. (Oil & Gas)#	22,550	33,213
		61,628
Peru - 1.5%
Cementos Lima (Building Materials)	3,212	27,472
Credicorp Ltd. (Financial Services)	500	19,635
Ferreyros SA (Heavy Machinery)	30,429	24,739
		71,846

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Statement of Net Assets
October 31, 2008 (continued)

	Shares	Value (1)
Philippines - 1.3%
International Container Term Services Inc. (Transportation)	222,000	$64,726
Poland - 1.2%
Ciech SA (Chemicals)	588	8,530
TVN SA (Media)	10,100	50,452
		58,982
Romania - 2.7%
Albalact SA (Beverages, Food & Tobacco)*	636,200	35,428
Banca Transilvania (Banks)#,*	77,890	67,475
SNP Petrom SA (Oil & Gas)	535,400	29,628
		132,531
Senegal - 1.4%
Sonatel (Communications)	290	70,435
Thailand - 3.8%
Bumrungrad Hopital (Health Care Providers & Services)	59,300	37,221
Home Product Center plc (Building Materials)	299,900	29,947
Major Cineplex Group (Media)	144,800	24,788
Minor International plc (Leisure Time)	165,000	35,542
PTT Exploration & Production plc (Oil & Gas)	13,800	33,663
Thai Vegetable Oil plc (Beverages, Food & Tobacco)	85,600	22,469
		183,630
Trinidad And Tobago - 4.8%
Neal & Massy Holdings Ltd. (Industrial - Diversified)	9,900	79,597
Republic Bank Ltd. (Banks)	6,250	87,984
Trinidad Cement Ltd. (Building Materials)	60,000	68,051
		235,632
Turkey - 2.6%
Turkcell Iletisim Hizmet AS - ADR (Communications)	10,200	125,154
Ukraine - 0.6%
Astarta Holding N.V. (Beverages, Food & Tobacco)*	2,510	14,595
Ferrexpo plc (Iron & Steel)	8,320	5,196
Kernel Holding SA (Beverages, Food & Tobacco)*	2,600	11,420
		31,211
United Kingdom - 1.8%
Hikma Pharmaceuticals plc (Pharmaceuticals)	16,350	85,263
Total Common Stocks (Cost $8,503,685)		4,675,571
Total Investments - 95.9% (Cost $8,503,685)		$4,675,571

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Statement of Net Assets
October 31, 2008 (continued)

Value (1)
Liabilities, Net of Other Assets - 4.1%
Cash	$204,740
Dividends and interest receivable	15,908
Foreign currency (cost $1,170)	1,170
Tax reclaim receivable	144
Receivable from Investment Advisor	39,556
Other liabilities	(61,668)
199,850
Net Assets - 100%
Applicable to 978,369 outstanding $.001 par value shares (authorized 400,000,000 shares)	$4,875,421
Net Asset Value, Offering Price and Redemption Price Per Share	$4.98
Components of Net Assets as of October 31, 2008 were as follows:
Paid-in capital	$8,698,504
Accumulated undistributed net investment income	11,646
Accumulated net realized loss from investment transactions	(5,978)
Net unrealized depreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	(3,828,751)
$4,875,421

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933.

(1)  See Note 2 to Financial Statements.

#  Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.

*  Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations

Year Ended October 31, 2008

	Institutional Emerging Markets Portfolio	International Equity Portfolio
Investment Income
Interest	$96,246	$119,956
Dividends (net of foreign withholding taxes of $595,029 and $716,251, respectively)	9,262,994	6,111,897
Securities lending income, net	89,488	266,143
Total investment income	9,448,728	6,497,996
Expenses
Investment advisory fees (Note 3)	3,058,942	2,404,716
Administration fees (Note 3)	145,235	186,728
Distribution fees, Investor Class	—	39,842
Custodian and accounting fees (Note 3)	360,951	227,738
Directors' fees and expenses (Note 3)	21,475	26,602
Shareholder record keeping fees	30,661	46,197
Printing and postage fees	10,793	52,040
State registration filing fees	10,351	36,465
Professional fees	64,060	58,352
Sub Transfer Agent Fees	—	61,021
Other fees and expenses	28,306	43,558
Total Expenses	3,730,774	3,183,259
Less Waiver of investment advisory fee (Note 3)	(549,476)	—
Net expenses	3,181,298	3,183,259
Net investment income	6,267,430	3,314,737
Realized and Unrealized Gain (Loss) (Note 4)
Net realized gain (loss) —
Investment transactions	(27,613,275)	40,552,678
Foreign currency transactions	(444,576)	(288,424)
Net realized gain (loss)	(28,057,851)	40,264,254
Change in unrealized appreciation (depreciation) —
Investments	(145,267,865)	(197,931,499)
Translation of assets and liabilities denominated in foreign currencies	(23,865)	(6,778)
Net change in unrealized depreciation	(145,291,730)	(197,938,277)
Net realized and unrealized loss	(173,349,581)	(157,674,023)
Net decrease in net assets resulting from operations	$(167,082,151)	$(154,359,286)

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

Year or Period Ended October 31, 2008

	Global Equity Portfolio	Frontier Emerging Markets Portfolio (A)
Investment Income
Interest	$8,480	$1,739
Dividends (net of foreign withholding taxes of $40,218 and $4,484, respectively)	626,050	45,756
Securities lending income, net	14,579	—
Total investment income	649,109	47,495
Expenses
Investment advisory fees (Note 3)	368,570	29,449
Administration fees (Note 3)	23,809	3,328
Custodian and accounting fees (Note 3)	56,015	51,259
Directors' fees and expenses (Note 3)	3,158	283
Shareholder record keeping fees	30,991	17,809
Printing and postage fees	5,191	10,499
State registration filing fees	11,988	6,763
Professional fees	25,861	53,645
Sub Transfer Agent Fees	3,548	—
Other fees and expenses	6,165	2,169
Total Expenses	535,296	175,204
Less Waiver of investment advisory fee (Note 3)	(74,579)	(29,449)
Less Reimbursement of Fund expenses from Investment Advisor (Note 3)	—	(106,490)
Net expenses	460,717	39,265
Net investment income	188,392	8,230
Realized and Unrealized Gain (Loss) (Note 4)
Net realized gain (loss) —
Investment transactions	(16,985)	(5,978)
Foreign currency transactions	(32,696)	3,416
Net realized loss	(49,681)	(2,562)
Change in unrealized appreciation (depreciation) —
Investments	(16,291,645)	(3,828,114)
Translation of assets and liabilities denominated in foreign currencies	163	(637)
Net change in unrealized depreciation	(16,291,482)	(3,828,751)
Net realized and unrealized loss	(16,341,163)	(3,831,313)
Net decrease in net assets resulting from operations	$(16,152,771)	$(3,823,083)

(A)  Frontier Emerging commenced operations on May 27, 2008.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets

	Institutional Emerging Markets Portfolio
	Year Ended October 31, 2008	Year Ended October 31, 2007
Increase in Net Assets From Operations
Net investment income	$6,267,430	$1,209,524
Net realized gain (loss) on investments and foreign currency transactions	(28,057,851)	7,905,895
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(145,291,730)	74,297,865
Net increase (decrease) in net assets resulting from operations	(167,082,151)	83,413,284
Distributions to Shareholders from:
Net investment income	(1,028,938)	(168,859)
Net realized gain from investments and foreign-currency related transactions	(8,286,256)	—
Total distributions to shareholders	(9,315,194)	(168,859)
Transactions in shares of Common Stock
Proceeds from sale of shares	86,978,082	80,189,884
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	8,746,852	129,641
Cost of shares redeemed	(32,362,942)	(4,433,400)
Redemption fees
Institutional Class	11,981	—
Net increase in net assets from Fund share transactions	63,373,973	75,886,125
Net increase (decrease) in net assets	(113,023,372)	159,130,550
Net Assets
At beginning of year	245,060,534	85,929,984
At end of year	$132,037,162	$245,060,534
Accumulated undistributed net investment income included in net assets	$5,094,625	$927,515

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

	International Equity Portfolio
	Year Ended October 31, 2008	Year Ended October 31, 2007
Increase in Net Assets From Operations
Net investment income	$3,314,737	$2,631,477
Net realized gain on investments and foreign currency transactions	40,264,254	33,569,544
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(197,938,277)	50,259,776
Net increase (decrease) in net assets resulting from operations	(154,359,286)	86,460,797
Distributions to Shareholders from:
Net investment income
Investor Class	(85,868)	(35,003)
Institutional Class	(2,611,777)	(1,773,831)
Net realized gain from investments and foreign-currency related transactions
Investor Class	(1,359,303)	(740,612)
Institutional Class	(29,187,907)	(24,669,178)
Total distributions to shareholders	(33,244,855)	(27,218,624)
Transactions in shares of Common Stock
Proceeds from sale of shares
Investor Class	7,489,395	7,304,858
Institutional Class	13,994,514	21,697,361
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	1,330,261	723,002
Institutional Class	30,928,420	25,144,499
Cost of shares redeemed
Investor Class	(3,696,097)	(3,504,036)
Institutional Class	(66,170,127)	(57,161,618)
Redemption fees
Investor Class	481	482
Institutional Class	3,098	265
Net decrease in net assets from Fund share transactions	(16,120,055)	(5,795,187)
Net increase (decrease) in net assets	(203,724,196)	53,446,986
Net Assets
At beginning of year	407,296,340	353,849,354
At end of year	$203,572,144	$407,296,340
Accumulated undistributed net investment income included in net assets	$2,842,758	$2,393,120

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

	Global Equity Portfolio
	Year Ended October 31, 2008	Year Ended October 31, 2007
Increase in Net Assets From Operations
Net investment income	$188,392	$117,249
Net realized gain (loss) on investments and foreign currency transactions	(49,681)	2,815,402
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(16,291,482)	5,174,049
Net increase (decrease) in net assets resulting from operations	(16,152,771)	8,106,700
Distributions to Shareholders from:
Net investment income
Institutional Class	(117,879)	(99,025)
Net realized gain from investments and foreign-currency related transactions
Institutional Class	(2,820,181)	(2,322,308)
Total distributions to shareholders	(2,938,060)	(2,421,333)
Transactions in shares of Common Stock
Proceeds from sale of shares
Institutional Class	6,806,873	929,416
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	2,881,495	2,374,390
Cost of shares redeemed
Institutional Class	(4,193,388)	(292,946)
Redemption fees
Institutional Class	1,820	—
Net increase in net assets from Fund share transactions	5,496,800	3,010,860
Net increase (decrease) in net assets	(13,594,031)	8,696,227
Net Assets
At beginning of year	39,801,851	31,105,624
At end of year	$26,207,820	$39,801,851
Accumulated undistributed net investment income included in net assets	$140,612	$104,971

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

Frontier Emerging Markets Portfolio
For the Period from May 27, 2008 to October 31, 2008 (A)
Increase in Net Assets From Operations
Net investment income	$8,230
Net realized loss on investments and foreign currency transactions	(2,562)
Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(3,828,751)
Net decrease in net assets resulting from operations	(3,823,083)
Transactions in Shares of Common Stock
Proceeds from sale of shares
Institutional Class	8,698,504
Net Increase in net assets from Fund share transactions	8,698,504
Net increase in net assets	4,875,421
Net Assets
At beginning of year	—
At end of year	$4,875,421
Accumulated undistributed net investment income included in net assets	$11,646

(A)  The Investor Class shares commenced operations on May 27, 2008.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

	Institutional Emerging Markets Portfolio
	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Period Ended Oct. 31, 2005 (1)
Per Share Data
Net asset value, beginning of year	$21.20	$13.42	$9.92	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	0.44	0.10	0.07	(0.00	)*
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(11.53)	7.70	3.45	(0.08)
Net increase (decrease) from investment operations	(11.09)	7.80	3.52	(0.08)
Distributions to Shareholders from:
Net investment income	(0.09)	(0.02)	(0.02)	—
Net realized gain from investments and foreign currency-related transactions	(0.73)	—	—	—
Total distributions	(0.82)	(0.02)	(0.02)	—
Net asset value, end of year	$9.29	$21.20	$13.42	$9.92
Total Return	(54.33)%	58.18%	35.38%	(0.70	)%(B)
Ratios/Supplemental Data:
Net assets, end of year (000's)	$132,037	$245,061	$85,930	$4,962
Net expenses to average net assets	1.30%	1.30%	1.30%	1.30	%(A)
Net investment income to average net assets	2.56%	0.72%	0.88%	(0.19	)%(A)
Decrease reflected in above expense ratios due to expense reductions	0.22%	0.25%	0.51%	20.02	%(A)
Portfolio turnover rate	51%	32%	38%	1	%(B)

(1)    For the period from October 17, 2005 (commencement of operations) through October 31, 2005.

*  Rounds to less than $(0.01).

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	International Equity Portfolio - Institutional Class
	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005	For the Year Ended Oct. 31, 2004
Per Share Data
Net asset value, beginning of year	$21.71	$18.68	$14.90	$12.41	$11.30
Increase (Decrease) in Net Assets from Operations
Net investment income	0.20	0.14	0.12 (1)	0.13	0.11
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(8.63)	4.33	3.75	2.42	1.07
Net increase (decrease) from investment operations	(8.43)	4.47	3.87	2.55	1.18
Distributions to Shareholders from:
Net investment income	(0.15)	(0.10)	(0.08)	(0.06)	(0.07)
Net realized gain from investments and foreign currency-related transactions	(1.69)	(1.34)	(0.01)	—	—
Total distributions	(1.84)	(1.44)	(0.09)	(0.06)	(0.07)
Net asset value, end of year	$11.44	$21.71	$18.68	$14.90	$12.41
Total Return	(42.33)%	25.24%	26.06%	20.58%	10.46%
Ratios/Supplemental Data:
Net assets, end of year (000's)	$191,450	$390,659	$343,965	$300,227	$315,420
Net expenses to average net assets	0.98%	0.98%	1.00%	1.00%	1.00%
Net investment income to average net assets	1.05%	0.70%	0.69%	0.77%	0.81%
Decrease reflected in above expense ratios due to expense reductions	—	—	0.01%	0.05%	0.09%
Portfolio turnover rate	18%	19%	35%	38%	37%

(1)  Computed using average shares outstanding throughout the year.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	Global Equity Portfolio - Institutional Class
	For the Year Ended Oct. 31, 2008	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005	For the Year Ended Oct. 31, 2004
Per Share Data
Net asset value, beginning of year	$28.03	$24.04	$20.36	$17.17	$16.45
Increase (Decrease) in Net Assets from Operations
Net investment income	0.12	0.09	0.08	0.09	0.05
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(10.15)	5.78	4.14	3.12	0.74
Net increase (decrease) from investment operations	(10.03)	5.87	4.22	3.21	0.79
Distributions to Shareholders from:
Net investment income	(0.08)	(0.08)	(0.06)	(0.02)	(0.07)
Net realized gain from investments and foreign currency-related transactions	(2.00)	(1.80)	(0.48)	—	—
Total distributions	(2.08)	(1.88)	(0.54)	(0.02)	(0.07)
Net asset value, end of year	$15.92	$28.03	$24.04	$20.36	$17.17
Total Return	(38.54)%	26.01%	21.08%	18.72%	4.78%
Ratios/Supplemental Data:
Net assets, end of year (000's)	$26,208	$39,802	$31,106	$25,317	$25,770
Net expenses to average net assets	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income to average net assets	0.51%	0.34%	0.37%	0.44%	0.27%
Decrease reflected in above expense ratios due to expense reductions	0.20%	0.18%	0.35%	0.36%	0.18%
Portfolio turnover rate	38%	16%	27%	35%	29%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	Frontier Emerging Markets Portfolio
	For the Period Ended Oct. 31, 2008 (1)
Per Share Data
Net asset value, beginning of year	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income	0.01
Net realized and unrealized loss on investments and foreign currency-related transactions	(5.03)
Net decrease from investment operations	(5.02)
Net asset value, end of year	$4.98
Total Return	(50.20	)%(B)
Ratios/Supplemental Data:
Net assets, end of year (000's)	$4,875
Net expenses to average net assets	2.00	%(A)
Net investment income to average net assets	0.42	%(A)
Decrease reflected in above expense ratios due to expense reductions	6.92	%(A)
Portfolio turnover rate	1	%(B)

(1)  For the period from May 27, 2008 (commencement of operations) through October 31, 2008.

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2008

1. Organization

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as an open-end diversified management investment company. The Fund currently has six Portfolios, all of which were active as of October 31, 2008: International Equity Portfolio ("International Equity"); Emerging Markets Portfolio ("Emerging Markets"); Institutional Emerging Markets Portfolio ("Institutional Emerging Markets"); Global Equity Portfolio ("Global Equity"); International Small Companies Portfolio ("International Small Companies") and Frontier Emerging Markets Portfolio ("Frontier Emerging Markets"). Information presented in these financial statements pertains to Institutional Class shares of International Equity, Institutional Emerging Markets, Institutional Class shares of Global Equity and Institutional Class shares of Frontier Emerging Markets (individually, "Portfolio"; collectively, "Portfolios"). Information pertaining to Investor Class shares of International Equity, Emerging Markets, and Investor Class shares of International Small Companies are presented in a separate report. The investment objective of each Portfolio is as follows: Institutional Emerging Markets—to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; International Equity—to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity—to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States; Frontier Emerging Markets—to seek long-term capital appreciation through investments in securities of companies based in frontier and smaller emerging markets.

Institutional Emerging Markets commenced operations on October 17, 2005. International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding Loevner LLC's AMT Capital Fund, Inc. Effective August 5, 2005, International Equity converted existing shareholders to the Institutional Class. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of HLM Global Equity Limited Partnership, a limited partnership, in a tax-free reorganization. Effective August 5, 2005, Global Equity launched the Investor Class shares and converted existing shareholders to the Institutional Class. Frontier Emerging Markets commenced operations on May 27, 2008. The Board of Directors of the Fund approved the termination of Investor Class shares of Global Equity closing on December 31, 2008. Investor Class of Frontier Emerging Markets and Institutional Class of International Small Companies have not yet commenced operations.

The Fund is managed by Harding Loevner LLC (the "Investment Advisor").

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

Indemnifications

Under the Fund's organizational document, its officers and Board are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures ("Procedures") to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission ("SEC") and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios' securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2008

2. Summary of Significant Accounting Policies (continued)

may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolio's net asset value and such significant event has a material impact on the Portfolio's net asset value per share (i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of October 31, 2008, Institutional Emerging Markets had four securities, International Equity had one security, and Frontier Emerging Markets had ten securities in the respective Portfolio which required valuation by the Board or its delegate. The Fund uses fair value pricing to eliminate the opportunity for time zone arbitrage.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Fund determined that the adoption of FIN 48 did not have an impact on the financial statements.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of October 31, 2008, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: October 31, 2005; October 31, 2006; October 31, 2007; October 31, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either equitably or based on their average daily net assets.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2008

2. Summary of Significant Accounting Policies (continued)

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios' securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Securities Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned domestic securities (including ADRs) and 105% of loaned foreign securities. The loans will be terminable at any time by the Fund. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earn either interest on the investment of the cash collateral or fee income if the loan is collateralized with securities rather than cash. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Although the Fund is indemnified by the securities lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers deemed to be in good financial standing by the lending agent based on its ongoing review of such borrowers and are recommended to and approved by the Board. The Portfolio may invest cash collateral it receives in connection with a loan of securities in short-term money market instruments, securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios' investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law. Net amounts earned from security lending activities are disclosed on the Statement of Operations. Amounts loaned and held as collateral are disclosed on the Statement of Net Assets or Statement of Assets and Liabilities. UBS was instructed on July 16, 2008 to stop all lending activity for all portfolios and recall all outstanding loans. Subsequently, the Board approved appointment of State Street Bank and Trust as the lending agent ("the Lending Agent") for the Funds. However, the lending activity has not resumed. As of October 31, 2008, there were no securities on loan.

3. Significant Agreements and Transactions with Affiliates

The Board has approved investment advisory agreements (the "Agreements") with the Investment Advisor. The advisory fees are computed daily at an annual rate of 1.25%, 0.75%, 1.00%, and 1.50% of the average daily net assets of Institutional Emerging Markets, International Equity, Global Equity Portfolio, and Frontier Emerging Markets Portfolio, respectively.

For the year ended October 31, 2008, the Investment Advisor voluntarily waived and/or reimbursed expenses to the extent that aggregate expenses exceed an annual rate of 1.30%, 1.00%, 1.25%, and 2.00%, respectively, of the average daily net assets of Institutional Emerging Markets, Institutional Class shares of International Equity, Institutional Class shares of Global Equity portfolios and Frontier Emerging Markets. For the year ended October 31, 2008, the Investment Advisor voluntarily waived and/or reimbursed $549,476, $74,579, and $135,939 respectively, of the Institutional Emerging Markets, Global Equity and Frontier Emerging Markets in investment advisory fees from the Portfolios.

The Fund has contracted with State Street Bank and Trust Company ("State Street Bank and Trust") to provide certain accounting, clerical and bookkeeping services, corporate secretarial services, assistance in the preparation and filing of tax returns and reports to shareholders and the SEC, transfer agent services, chief compliance officer services, anti-money laundering compliance officer services, and the service of some State Street Bank and Trust employees as officers serving the Board of Directors. For the year ended October 31, 2008, Institutional Emerging Markets, International Equity, Global Equity, and Frontier Emerging Markets portfolios incurred $556,636, $485,703, $113,701, and $72,576, respectively.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2008

3. Significant Agreements and Transactions with Affiliates (continued)

State Street Bank and Trust serves as transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.

The Fund, on behalf of the Portfolios, has agreements with various financial intermediaries and "mutual fund supermarkets", under which customers of these intermediaries may purchase and hold Portfolio shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Portfolio arising from the intermediaries' assumption of functions that the Portfolio would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio is authorized to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries' fees is paid by the Investment Advisor. Because of voluntary caps on the Portfolios' fees and expenses, the Investment Advisor paid a portion of the Portfolios' share of these fees during the year ended October 31, 2008.

4. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the year ended October 31, 2008, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Institutional Emerging Markets	$177,737,707	$119,852,367
International Equity	57,401,653	101,185,781
Global Equity	16,873,684	13,777,354
Frontier Emerging Markets	8,552,072	42,410

The Portfolios are permitted to purchase or sell securities from or to certain other Harding Loevner portfolios under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another portfolio that is or could be considered an affiliate by virtue of having a common investment advisor complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended October 31, 2008, the Institutional Emerging Markets Portfolio engaged in securities sales of $3,601,396, and securities purchases of $2,934,643.

The cost of investments for federal income tax purposes and the components of net unrealized appreciation on investments at October 31, 2008, for each of the Portfolios were as follows:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net	Cost
Institutional Emerging Markets	$818,107	$77,308,745	$(76,490,638)	$202,909,602
International Equity	34,135,324	51,611,722	(17,476,398)	216,677,423
Global Equity	3,328,468	4,982,916	(1,654,448)	27,558,544
Frontier Emerging Markets	—	3,828,114	(3,828,114)	8,503,685

The unrealized appreciation (depreciation) on foreign currency for Institutional Emerging Markets, International Equity, Global Equity and Frontier Emerging Markets was $(23,831), $6,982, $491 and $(637), respectively, for the year ended October 31, 2008.

5. Distributions to Shareholders

During the year ended October 31, 2008, the tax character of distributions paid from ordinary income was $4,814,159, $9,427,753, and $216,645 for Institutional Emerging Markets, International Equity, and Global Equity, respectively. The tax character of distributions paid from Long Term Capital Gains was $4,958,355, $26,554,287, and $2,754,682 for Institutional Emerging Markets, International Equity, and Global Equity, respectively.

During the year ended October 31, 2007, the tax character of distributions paid from ordinary income was $168,859, $3,908,077, $99,025 for Institutional Emerging Markets, International Equity, and Global Equity, respectively. The tax character of distributions paid from Long Term Capital Gains was $23,310,547 and $2,322,308 for International Equity and Global Equity, respectively.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2008

5. Distributions to Shareholders (continued)

As of the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings/(Deficit)
Institutional Emerging Markets	$5,065,768	$—	$(13,669,847)	$(76,485,612)	$(85,089,691)
International Equity	2,842,758	38,547,497	—	(17,469,416)	23,920,839
Global Equity	140,612	—	(20,904)	(1,653,957)	(1,534,249)
Frontier Emerging Markets	11,646	—	(5,978)	(3,828,751)	(3,823,083)

*  The difference between book basis and tax basis net unrealized appreciation of investment is attributable primarily to the tax deferral of losses on certain sales of securities.

At October 31, 2008, the Institutional Emerging Markets Portfolio, Global Equity Portfolio and the Frontier Emerging Markets Portfolio had $13,669,847, $20,904 and $5,978 available as capital loss carryforwards which expire in 2016.

Primarily as a result of differing book/tax treatment of foreign currency transactions and foreign capital gain tax expenses, the Fund made reclassifications among certain capital accounts. In addition, Institutional Emerging Markets, International Equity, Global Equity and Frontier Emerging Markets utilized equalization during the period. The reclassifications have no impact on the net assets of the Fund. As of October 31, 2008, the following reclassifications were made to the Statement of Net Assets.

Portfolio	Paid-in Capital	Accumulated Undistributed Net Realized Gain/Loss on Investment & Foreign Currency Related Transactions	Accumulated Undistributed Net Investment Income
Institutional Emerging Markets	$—	$1,071,382	$(1,071,382)
International Equity	2,126,830	(1,959,376)	(167,754)
Global Equity	—	34,872	(34,872)
Frontier Emerging Markets	—	(3,416)	3,416

6. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on October 31, 2008.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2008

7. Capital Share Transactions

Transactions in capital stock for Institutional Emerging Markets were as follows for the periods indicated:

	Year Ended October 31, 2008		Year Ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	5,039,793	$86,978,082	5,404,809	$80,189,884
Shares issued upon reinvestment of dividends	448,651	8,746,852	8,965	129,641
	5,488,444	95,724,934	5,413,774	80,319,525
Shares redeemed	(2,833,224)	(32,362,942)	(255,904)	(4,433,400)
Net increase	2,655,220	$63,361,992	5,157,870	$75,886,125

Transactions in capital stock for International Equity Investor Class were as follows for the periods indicated:

	Year Ended October 31, 2008		Year Ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	440,350	$7,489,395	377,652	$7,304,858
Shares issued upon reinvestment of dividends	68,854	1,330,261	39,229	723,002
	509,204	8,819,656	416,881	8,027,860
Shares redeemed	(215,285)	(3,696,097)	(178,817)	(3,504,036)
Net increase	293,919	$5,123,559	238,064	$4,523,824

Transactions in capital stock for International Equity Institutional Class were as follows for the periods indicated:

	Year Ended October 31, 2008		Year Ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	814,257	$13,994,514	1,121,101	$21,697,361
Shares issued upon reinvestment of dividends	1,599,857	30,928,420	1,363,585	25,144,499
	2,414,114	44,922,934	2,484,686	46,841,860
Shares redeemed	(3,678,345)	(66,170,127)	(2,901,139)	(57,161,618)
Net increase	(1,264,231)	$(21,247,193)	(416,453)	$(10,319,758)

Transactions in capital stock for Global Equity Institutional Class were as follows for the periods indicated:

	Year Ended October 31, 2008		Year Ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	301,469	$6,806,873	35,387	$929,416
Shares issued upon reinvestment of dividends	113,938	2,881,495	102,344	2,374,390
	415,407	9,688,368	137,731	3,303,806
Shares redeemed	(189,186)	(4,193,388)	(11,604)	(292,946)
Net increase	226,221	$5,494,980	126,127	$3,010,860

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2008

7. Capital Share Transactions (continued)

Transactions in capital stock for Frontier Emerging Markets Institutional Class were as follows for the periods indicated:

	Period From May 27, 2008 to October 31, 2008 (A)
	Shares	Amount
Shares sold	978,369	$8,698,504
Shares issued upon reinvestment of dividends	—	—
	978,369	8,698,504
Shares redeemed	—	—
Net increase	978,369	$8,698,504

(A) Institutional Class shares commenced operations on May 27, 2008.

Redemptions made within 90 days of purchase may be subject to a redemption fee equal to 2% of the amount redeemed. For the year ended October 31, 2008, Institutional Emerging Markets, International Equity Institutional Class, and Global Equity received $11,981, $3,098, and $1,820 in redemption fees related to transactions in shares of common stock as disclosed in the Portfolios' Statements of Changes in Net Assets. For the year ended October 31, 2008 Frontier Emerging Markets did not receive any redemption fees.

8. Concentration of Ownership

At October 31, 2008, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio or for the share classes listed of each Portfolio was as follows:

	No. of Shareholders	% Ownership
Institutional Emerging Markets Portfolio	2	24%
International Equity Portfolio	3	50	%*
Global Equity, Institutional Class	3	58	%*
Frontier Emerging Markets Portfolio	2	88	%*

*  Represents omnibus position of broker-dealer representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

9. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

10. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which Institutional Emerging Markets, International Equity, Global Equity and Frontier Emerging Markets are authorized to invest.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2008

11. Line of Credit

The Fund participates in a $50 million line of credit agreement with State Street Bank and Trust. Borrowings will be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate there is no assurance that an individual Portfolio will have access to the entire $50 million at any particular time. Borrowings for International Equity and Global Equity are limited to the lesser of the remaining available credit or 25% of net assets. Borrowings for Institutional Emerging Markets and Frontier Emerging Markets are limited to the lesser of the remaining available credit or 15% of net assets. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a commitment fee computed at an annual rate of 0.10% on the line of credit is allocated among the Portfolios. During the year ended October 31, 2008, International Equity Portfolio and Global Equity Portfolio had borrowings on 4 days and 3 days, the maximum balance being $3,344,647 and $208,923, at an average weighted interest rate of 4.29% and 2.68%, respectively.

12. Recently Issued Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will significantly impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for, their effect on the Funds' financial position, performance and cash flows and how and why the funds use derivatives. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statements and related disclosures.

13. Other Matter

Harding Loevner LLC, the investment adviser to the Fund ("Harding Loevner"), entered into an agreement with Affiliated Managers Group, Inc. ("AMG") for AMG to acquire a majority ownership interest in Harding Loevner. AMG is an investment holding company with stakes in a diverse group of boutique money management firms. Each of these "affiliated firms" operates autonomously and its managers retain ownership interests in their firm. The transaction, whether or not it is consummated, is not expected to impact Harding Loevner's portfolio management team, other personnel, day-to-day operations, or the services that Harding Loevner provides to its clients, including the Portfolios. The transaction is subject to the satisfaction or waiver of certain conditions and contingencies. There can be no assurance as to when or if the transaction will be consummated.

Harding, Loevner Funds, Inc.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
Harding, Loevner Funds, Inc.

We have audited the accompanying statements of net assets of the Frontier Emerging Markets Portfolio, Global Equity Portfolio, and International Equity Portfolio, and the portfolio of investments and statement of assets and liabilities of the Institutional Emerging Markets Portfolio, of Harding, Loevner Funds, Inc. (collectively the "Portfolios") as of October 31, 2008, and the related statements of operations for the year or period then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Portfolios for each of the years or periods in the two-year period ended October 31, 2005 were audited by other auditors whose report dated December 6, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of the Harding, Loevner Funds, Inc. as of October 31, 2008, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 22, 2008

Harding, Loevner Funds, Inc.

Supplemental Tax Information

(unaudited)

The International Equity Portfolio and the Global Equity Portfolio has designated 0.14% and 100% of distributions from net investment income as qualifying for the dividend received deduction for corporations.

Institutional Emerging Markets, International Equity, Global Equity and Frontier Emerging Markets paid qualifying foreign taxes of $457,320, $610,357, $33,267, and $4,484, and earned $9,858,023, $7,442,750, $422,526 and $50,200 foreign source income during the year ended October 31, 2008, respectively. Pursuant to Section 853 of the Internal Revenue Code, Institutional Emerging Markets, International Equity, Global Equity and Frontier Emerging Markets designated $0.0322, $0.0343, $0.0202 and $0.0046 per share as foreign taxes paid and $0.6935, $0.4183, $0.2566 and $0.0513 per share as income earned from foreign sources for the year ended October 31, 2008, respectively.

Institutional Emerging Markets, International Equity, Global Equity and Frontier Emerging Markets had qualifying dividend income of $7,624,488, $6,711,158, $561,732 and $23,880 during the year ended October 31, 2008, respectively.

Pursuant to Section 852 of the Internal Revenue Code, Institutional Emerging Markets, International Equity and Global Equity designated $4,958,355, $26,554,287 and $2,754,682, respectively, as long term capital gain dividends for the year ended October 31, 2008.

Harding, Loevner Funds, Inc.

Approval of Investment Adviser Agreement

October 31, 2008 (unaudited)

At a meeting held on July 18, 2008, the board of directors (the "Board"), including each of the Independent Directors, unanimously voted to approve a new investment management agreement between Harding, Loevner Funds, Inc. (the "Fund") on behalf of each of its series, the International Equity Portfolio, the Global Equity Portfolio, the Emerging Markets Portfolio, the Institutional Emerging Markets Portfolio, the International Small Companies Portfolio and the Frontier Emerging Markets Portfolio (the "Portfolios") and Harding Loevner LLC (the "Adviser") (the "New Agreement"). Harding Loevner LLC is the successor entity to the original investment adviser, Harding, Loevner Management, L.P. ("Harding Loevner"), which served as the adviser to the Portfolios pursuant to investment advisory agreements previously approved by the Board (the "Old Agreements"). Because of the reorganization of Harding Loevner and a change of control resulting from the sale of a controlling interest in the Adviser's general partner to Affiliated Managers Group, Inc. ("AMG"), the Old Agreements terminated pursuant to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act") and the Board was asked to approve the New Agreement. The New Agreement was approved by shareholders of each Portfolio at a meeting held on November 5, 2008. The Board and counsel to the Independent Directors had an opportunity to review the information provided in advance of the July meeting by the Adviser and counsel to the Fund in response to a detailed series of questions submitted by counsel to the Fund before the meeting.

This information, in part, brought current the detailed information provided to the Board by Harding Loevner with respect to the Board meeting held on September 10, 2007, in connection with the Board's annual evaluation and approval of the continuance of the Old Agreements. In evaluating the New Agreement, the Board conducted a review that relied upon this information, advice provided by Fund counsel and by counsel to the Independent Directors, including advice provided in written memoranda outlining their legal duties, the due diligence review described above and the Board's knowledge, resulting from its meetings throughout the year, of the Adviser, its services and the Portfolios.

In approving the New Agreement and determining to submit it to shareholders for approval, the Directors considered several factors discussed below. The Board was advised by legal counsel to the Fund and legal counsel to the Independent Directors with respect to their deliberations regarding the approval of the New Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Director's business judgment after consideration of all the information presented. Individual Directors may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

Beneficial Consequence of the Transaction

The Board considered that the transaction between the Adviser's general partner and AMG and believed that it would benefit the funds in the following ways: (i) provide for the operational independence of the Adviser by allowing management to continue to run the day-to-day business of the Portfolios, (ii) preserve the Portfolios' character, (iii) promote the long-term continuity of existing personnel, and (iv) allow for the ability to attract new personnel through substantial permanent management ownership participation. The Board considered that the transaction would provide a framework and financing for generational succession, and it would eliminate the long-term risk of a disruptive "strategic" sale upon major owners' retirement. Finally, the Board noted that following the transaction, the Portfolios will have access to AMG's substantial distribution resources for mutual funds, as well as to AMG's legal and compliance resources.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered information it believed necessary to assess the stability of the Portfolios as a result of the transaction and to assess the ongoing nature and quality of services to be provided to the Portfolios by the Adviser following the closing of the transaction. The Directors reviewed the details of the anticipated equity structure of the Adviser and its managing member as a result of the transaction, including the financial resources of AMG and its ability to assist in growing the Adviser's business and/or in servicing the Portfolios. In this regard, the Directors considered information about how the Adviser's management and operations would be structured following the transaction including in particular how the transaction might affect the Adviser's performance or its delivery of services under the New Agreement. The Board noted that the transaction would result in employees of the Adviser or its managing member owning a substantial interest in the Adviser or its general partner following the closing of the transaction, which was expected to maintain the alignment of their long-term interests with the interests of the Adviser. In addition, the Board observed the continued employee ownership in the Adviser and increasing benefits to management from the growth of assets under management should help the Adviser retain key management and investment personnel.

The Directors considered information addressing the projected benefits to the Adviser expected to result from the transaction. The Directors reviewed the Adviser's actions to minimize the likelihood that the Adviser would have any departures of key management and/or investment personnel and whether compensation and other benefits expected to be offered by the Adviser following the transaction would be adequate

Harding, Loevner Funds, Inc.

Approval of Investment Adviser Agreement (continued)

October 31, 2008 (unaudited)

to attract and retain high-caliber investment and other relevant professional employees. The Board concluded that the compensation and incentive programs should help to retain key personnel. In addition, the Adviser addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the transaction.

The Board also considered the general experience, business and operations of the Adviser (as well as the experience of key personnel from AMG) and information as to the Adviser's projected financial condition and resources following the closing of the transaction and in each of the next several years.

Based on these and other factors, the Board concluded that the facts presented to and considered by the Board justified approval of the New Agreement. The Board placed particular significance in this regard on the likelihood that the Adviser would continue to provide the same type and quality of services to the Portfolios following the closing of the transaction as Harding Loevner has historically provided the Portfolios.

Performance of the Adviser

In considering the investment performance of the Portfolios, the Board took note of its comprehensive review of the Portfolios' performance during the Board's September 10, 2007 meeting at which the Board approved the continuance of the Old Agreements with respect to Portfolios existing as of that date pursuant to the requirements of Section 15(c) of the 1940 Act, as such information was brought current in connection with the consideration of the New Agreement for the Portfolios, as applicable (the "Current Information"). In this regard, the Adviser provided the Board investment performance data obtained from Bloomberg, Morningstar and Lipper for funds in the Lipper International Funds Index and a number of other international equity funds; funds in the Lipper Global Funds Index and a number of other global equity funds; funds in the Lipper Emerging Market Funds Index; and funds in the Lipper International Small/Mid-Cap Core Funds Index (collectively, the "Peer Group Data"). The Peer Group Data included fund management fees, total expense ratios, net assets, calendar year-to-date returns, 1-, 3- and 5- year returns as well as median and average data with regard to the foregoing. The Board also received performance data for the Portfolios updated through June 30, 2008. Finally, the Board considered the impact the closing of the transaction may have on the Adviser's capabilities to achieve the same or better performance results for the Portfolios in the future.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Portfolios supported approval of the New Agreement.

Costs of the Services and Profitability of the Adviser

With respect to this factor, the Board took note of its comprehensive review of Harding Loevner's profitability during the Board's September 10, 2007 meeting at which the Board approved the continuance of the Old Agreements with respect to Portfolios existing as of that date pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also considered the Current Information. The Board observed that any projection regarding the Adviser's profitability would depend on many assumptions as to the Adviser's financial condition and operations following the closing of the transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Adviser's future profitability in determining whether to approve the New Agreement and continued to believe that reported levels of profitability were not excessive.

Comparison of Fees and Services Provided by the Adviser

In considering advisory fees applicable to the Portfolios compared to those of comparable funds, the Board took note of its comprehensive review of the Portfolios' fee levels, including comparative fee information for peer funds and fees charged by Harding Loevner to separately managed accounts, during the Board's September 10, 2007 meeting at which the Board approved the continuance of the Old Agreements with respect to Portfolios existing as of that date pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also considered the Current Information. In this regard, the Board considered information comparing each Portfolio's advisory fee and total operating expenses relative to the Peer Group Data. The Board also took into consideration the fact that the Adviser did not propose nor anticipate proposing any changes in the current advisory fees. Based on these facts, the Board concluded that the current advisory fee and total fee levels of each of the Portfolios supported approval of the New Agreement.

Economies of Scale

In considering economies of scale with respect to the Portfolios, the Board took note of its comprehensive review of economies of scale during the Board's September 10, 2007 meeting at which the Board approved the continuance of the Old Agreements with respect to Portfolios existing as of that date pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also applied the underlying

Harding, Loevner Funds, Inc.

Approval of Investment Adviser Agreement (continued)

October 31, 2008 (unaudited)

principles giving effect to the Current Information. In this regard, the Board considered that certain Portfolios may achieve some economies as certain fixed expenses are spread over a larger asset base, noting that there is no precise way to measure such economies, and that certain expenses do not necessarily decrease as assets increase. The Board also considered that expense limitations and fee waivers that reduce Portfolio expenses can have the same effect as fee level breakpoints in sharing economies of scale with shareholders. The Board considered other factors, such as whether a portfolio's strategy is capacity constrained; that is, whether an adviser is limited in the amount of assets that can be managed within a strategy by reason of the universe of issuers, the trading volume of relevant securities or markets or the adviser's selection criteria associated with a particular strategy. The Board noted that, while sharing of economies of scale is a relevant factor, it may appropriately be tempered by market or other practical considerations. Based on these facts, the Board concluded that the Adviser's efforts in this regard supported approving the New Agreement.

Other Benefits

In considering the benefits derived or to be derived by the Adviser from the relationship with the Portfolios, the Board took note of its comprehensive review of Harding Loevner's relationship with the Portfolios during the Board's September 10, 2007 meeting at which the Board approved the continuance of the Old Agreements with respect to Portfolios existing as of that date pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Adviser's representation that, beyond the fees earned by the Adviser for providing services to the Portfolios, the Adviser may benefit from its relationship with the Portfolios in the sense that separately managed account clients may view the additional assets under management resulting from managing the Portfolios as a positive attribute. In addition, the Board noted that the Adviser also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Adviser's name. The Board also considered that the Adviser benefits from the receipt of research services obtained through "soft dollars" in connection with Portfolio brokerage transactions. The Board concluded that these additional benefits should not preclude approval of the New Agreement.

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund

(unaudited)

Disinterested Directors:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
William E. Chapman, II Harding Loevner LLC 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 67	Director	Indefinite; Director since 2008	Longboat Retirement Planning Solutions (Consulting Firm), President and Owner, 1998-present; Hewitt Associates, LLC (consulting firm), part-time provider of retirement and investment education seminars, 2000-present; Bowdoin College, Trustee, 2002-present.	6	Trustee, The Managers Funds, (9 portfolios); Trustee, Managers AMG Funds (6 portfolios), Managers Trust I (10 portfolios) and Managers Trust II (6 portfolios); Trustee, Third Avenue Trust (4 portfolios); Trustee, Third Avenue Variable Trust (1 portfolio).

R. Kelly Doherty Harding Loevner LLC 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 50	Director	Indefinite; Director since 2004	Cayman Partners (private investment vehicles), Managing Partner, 1999-present.	6	L.P. Thebault & Co. (commercial printing); The Peck School

Charles Freeman Harding Loevner LLC 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 44	Director	Indefinite; Director since 2008	Center for Strategic and International Studies, Freeman Chair in China Studies, 2007-present; China Alliance (legal and government relations group), Managing Director, 2005-2007; Assistant U.S. Trade Representative, prior to 2005.	6	National Committee for U.S.-China Relations.

Jane A. Freeman Harding Loevner LLC 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 55	Director	Indefinite; Director since 1996; Chairperson of Audit Committee 2005-2008; Lead Non-Interested Director since 2008	Scientific Learning Corporation (Education Software), Executive Vice President and Chief Financial Officer, 2000-present; Finance & Business Development, Treasurer and Vice President, 1999-2000.	6	None

Samuel R. Karetsky Harding Loevner LLC 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 63	Director	Indefinite; Director since 1998	The Karetsky Group, LLC (Advisory Firm), Managing Member, 2003-present; Wetherby Asset Management, Principal, 2004-present; European Investors Inc., Managing Director, 1998-2002	6	None

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund (continued)

(unaudited)

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
Eric Rakowski Harding Loevner LLC 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 50	Director	Indefinite; Director since 2008	University of California at Berkeley School of Law, Professor, 1990-present.	6	Trustee, The Managers Funds, (9 portfolios); Trustee, Managers AMG Funds (6 portfolios), Managers Trust I (10 portfolios) and Managers Trust II (6 portfolios); Trustee, Third Avenue Trust (4 portfolios); Trustee, Third Avenue Variable Trust (1 portfolio).

Raymond J. Clark Harding Loevner LLC 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 72	Director	Indefinite; Director since 2004	The Woodrow Wilson National Fellowship Foundation, Treasurer, 08/04-present; Wellesley College, Interim Vice President of Finance and Treasurer, 10/03-6/04; Princeton University, Treasurer, 1987-2001.	6	Princeton Healthcare System

Interested Director:

David R. Loevner** Harding Loevner LLC 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 54	Director, President and Chairman of the Board	Indefinite; Director, President and Chairman of the Board since 1996	HLM Holdings, Inc., Harding Loevner LLC's managing member, President, 7/89-present; Parks Tennant Corporation (real estate), President, 1/01-present.	6	Harding Loevner Funds, plc

Jennifer M. Borggaard** Affiliated Managers, Group, Inc. 600 Hale Street Prides Crossing, MA 01965 Age, 39	Director	Indefinite; Director since 2008	Affiliated Managers Group, Inc. ("AMG") (Asset Management Firm), Senior Vice President, 2007-present, Vice President, 2004-2007, Director and Senior Counsel, 2001-2004.	6	Director, DFD Fund of Funds, plc (4 portfolios)

*  Each director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

**  David R. Loevner is considered an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because he serves as President of the managing member of HLM Holdings, Inc., Managing Member of Harding Loevner LLC, the Fund's investment advisor. Jennifer M. Borggaard is an interested person of the Fund because she is an officer of AMG.

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund (continued)

(unaudited)

Principal Officers of the Fund

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Servedt	Principal Occupation (s) During Past Five Years
Richard Reiter Harding Loevner LLC 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 42	Vice President	1 year ; Vice President since 2007	HLM Holdings, Inc. (managing mermber of Harding Loevner LLC), Director 4/96-current.

Puran Dulani Harding Loevner LLC 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 50	Chief Financial Officer and Treasurer	1 year; Chief Financial Officer and Treasurer since 2007	HLM Holdings, Inc. (managing member of Harding Loevner LLC), Chief of Operations and Accounting 3/02-present.

Ellen Blanchard State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 34	Anti-Money Laundering Compliance Officer	1 year; Anti-Money Laundering Compliance Officer since 2007	State Street Bank & Trust Company (formerly, Investors Bank & Trust Company), Director and Senior Associate Counsel, 1/06-present; Senior Manager and Associate Counsel, 8/04-12/05; Manager and Associate Counsel 8/02-8/04; Product Manager, 8/99-8/02.

Donna M. Rogers State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 42	Chief Compliance Officer of the Funds	1 year; Chief Compliance Officer since 2007	State Street Bank & Trust Company, (formerly, Investors Bank & Trust Company), Senior Director, 2002-present.

Brendan J. O'Neill State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 40	Assistant Treasurer	1 year; Assistant Treasurer since 2004	State Street Bank & Trust Company (formerly, Investors Bank & Trust Company), Unit Director 11/07-present, Director 1/05-10/07; Senior Manager 11/02-12/04; Manager 7/00-10/02.

Francine S. Hayes State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 40	Secretary	1 year; Secretary since 2008	State Street Bank & Trust Company (formerly, Investors Bank & Trust Company), Vice President and Senior Counsel, from 2004-present; and Assistant Vice President and Counsel, 2001-2004.

Brian C. Poole State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 37	Assistant Secretary	1 year; Secretary since 2008	State Street Bank & Trust Company (formerly, Investors Bank & Trust Company), Vice President and Counsel, 3/08-present and Associate Counsel, 7/04-9/07; Fidelity Investments, Legal Product Manager, 11/00-7/04.

Lori M. Renzulli Harding Loevner LLC 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 42	Assistant Secretary	1 year, Assistant Secretary since 2008	HLM Holdings, Inc. (managing member of Harding Loevner LLC), Chief Counsel and Chief Compliance Officer 6/06-present; MetLife, Director, Corporate Ethics and Compliance, 1/06-5/06; CitiStreet Retirement Services, Vice President and Counsel, 7/89-12/05.

t  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

The Fund's Statement of Additional Information contains additional information about the Directors of the Fund and is available, without charge, upon request, by calling 1-877-435-8105.

Harding, Loevner Funds, Inc.

Results of Special Meeting of Shareholders

(unaudited)

On November 5, 2008, Harding, Loevner Funds, Inc. (the "Fund") held a Special Meeting of Shareholders to: (i) approve a new investment advisory agreement between Harding Loevner LLC and the Fund, on behalf of each of its series (the "Portfolios"); (ii) elect the Board of Directors of the Fund; and (iii) eliminate a fundamental investment restriction on investments in shares of other investment companies for each of International Equity Portfolio, Global Equity Portfolio and Emerging Markets Portfolio.

Each Portfolio voted as follows regarding the investment advisory agreement between Harding Loevner LLC and the Fund:

International Equity Portfolio	11,009,317 votes in favor 42,219 votes against 2,829,929 votes abstained

Global Equity Portfolio	1,356,903 votes favor 0 votes against 29,811 votes abstained

Emerging Markets Portfolio	17,633,989 votes in favor 568,947 votes against 5,147,818 votes abstained

Institutional Emerging Markets Portfolio	10,901,812 votes in favor 0 votes against 0 votes abstained

International Small Companies Portfolio	413,414 votes in favor 458 votes against 85,320 votes abstained

Frontier Emerging Markets Portfolio	978,368 votes in favor 0 votes against 0 votes abstained

The following Directors were elected to serve or continue to serve as Directors of the Fund:

Jennifer M. Borggaard	46,154,629 votes in favor 4,843,678 votes against 0 votes abstained

William E. Chapman, II	50,289,476 votes in favor 708,831 votes against 0 votes abstained

R. Kelly Doherty	50,307,744 votes in favor 690,563 votes against 0 votes abstained

Charles Freeman	50,280,687 votes in favor 717,620 votes against 0 votes abstained

Jane A. Freeman	50,296,330 votes in favor 701,977 votes against 0 votes abstained

Samuel R. Karetsky	50,305,063 votes in favor 693,244 votes against 0 votes abstained

David R. Loevner	46,163,841 votes in favor 4,834,466 votes against 0 votes abstained

Eric Rakowski	50,271,316.53 votes in favor 726,991.88 votes against 0 votes abstained

Harding, Loevner Funds, Inc.

Results of Special Meeting of Shareholders (continued)

(unaudited)

Each of International Equity Portfolio, Global Equity Portfolio and Emerging Markets Portfolio voted as follows regarding the elimination of a fundamental investment restriction on investments in shares of other investment companies:

International Equity Portfolio	10,764,929 votes in favor 129,428 votes against 2,987,108 votes abstained

Global Equity Portfolio	1,211,035 votes in favor 1,997 votes against 173,682 votes abstained

Emerging Markets Portfolio	16,361,347 votes in favor 1,371,085 votes against 5,618,323 votes abstained

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of investments with the SEC on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios' Form N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

The Fund's proxy voting record relating to the Portfolios' securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.hardingloevner.com and on the SEC's website at www.sec.gov, on Form N-PX.

Proxy Voting Policies and Procedures

A description of the Fund proxy voting policies and procedures are located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC's website at www.sec.gov.

Harding, Loevner Funds, Inc.

Officers & Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

David R. Loevner

Director, President and Chairman of the Board of the Funds

Jennifer M. Borggaard

Director of the Funds

William E. Chapman II

Director of the Funds

R. Kelly Doherty

Director of the Funds

Charles Freeman

Director of the Funds

Jane A. Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

Eric Rakowski

Director of the Funds

Raymond J. Clark

Director of the Funds

Donna Rogers

Chief Compliance Officer of the Funds

Ellen Blanchard

Anti-Money Laundering Compliance Officer of the Funds

Puran Dulani

Chief Financial Officer and Treasurer for the Funds

Richard Reiter

Vice President of the Funds

Brendan J. O'Neill

Assistant Treasurer of the Funds

Francine S. Hayes

Secretary of the Funds

Brian C. Poole

Assistant Secretary of the Funds

Lori M. Renzulli

Assistant Secretary of the Funds

INVESTMENT ADVISOR

Harding Loevner LLC

50 Division Street, Suite 401

Somerville, NJ 08876

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND
FUND ACCOUNTING AGENT

State Street Bank & Trust Co.

P.O. Box 9130

Boston, MA 02117

TRANSFER AND DIVIDEND
DISBURSING AGENT

State Street Bank & Trust Co.

P.O. Box 9130

Boston, MA 02117

LEGAL COUNSEL

Dechert LLC

1095 Avenue of the Americas

New York, NY 10036-6797

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, PA 19103-2499

HARDING, LOEVNER FUNDS, INC.

INVESTMENT ADVISOR	DISTRIBUTOR

Harding Loevner LLC	Quasar Distributors, LLC
50 Division Street, Suite 401	615 East Michigan Street
Somerville, NJ 08876-2943	Milwaukee, WI 53202-5210

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

State Street Bank and Trust Company P.O. Box 9130	KPMG LLP 1601 Market Street
Boston, MA 02117-9130	Philadelphia, PA 19103-2499

LEGAL COUNSEL

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036-6797

This report is intended for shareholders of Harding, Loevner Funds, Inc. It may not be used as sales literature unless preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

HLFSANINST-G 12/08

Item 2. Code of Ethics.

As of October 31, 2008, the Registrant has adopted a code of ethics that applies to the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer.  For the year ended October 31, 2008, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of its code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has one audit committee financial expert serving on its audit committee.  The audit committee financial expert serving on the Registrant’s audit committee is Raymond Clark, who is independent.

Item 4. Principal Accountant Fees and Services.

(a) AUDIT FEES:  The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG for the audit of the registrant annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $124,500 in 2008 and $100,600 in 2007.

(b) AUDIT-RELATED FEES:  The aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG that are reasonably related to the performance of the audit of the registrant financial statements and are not reported under paragraph (a) of this Item are NONE.

(c) TAX FEES:  The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG for the review of domestic tax returns was $25,500 in 2008 and $18,250 in 2007.  The aggregate fees billed for each of the last two fiscal years for preparation of Indian income-tax returns prepared by Ernst Young LLP was $59,844 in 2008 and $45,547 in 2007.

(d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item are NONE.

(e)(1) Disclose the audit committee pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation
S-X.

A copy of the Audit Committee’s Pre-Approval Policies and Procedures is filed with this Form N-CSR under Item 12(c).

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable

(c) 100%

(d) Not applicable

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

Included as Part of the Reports to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Sox Code of Ethics is attached.

(a)(2) Section 302 Certification letters are attached.

(b) Section 906 Certifications are attached.

(c) Audit Committee Pre-Approval Policies and Procedures are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ David R. Loevner
David R. Loevner, President

Date: January 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Loevner
David R. Loevner, President

Date: January 7, 2009

By:	/s/ Puran Dulani
Puran Dulani, Treasurer and Chief Financial Officer

Date: January 7, 2009